MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (4.8%)
Activision Blizzard, Inc.	98	5,186
Alphabet, Inc. Cl A*	38	46,403
Alphabet, Inc. Cl C*	38	46,322
AT&T, Inc.	933	35,305
CBS Corp. Cl B	42	1,696
CenturyLink, Inc.	125	1,560
Charter Communications, Inc. Cl A*	21	8,655
Comcast Corp. Cl A	580	26,146
Discovery, Inc. Cl A*	20	533
Discovery, Inc. Cl C*	45	1,108
DISH Network Corp. Cl A*	30	1,022
Electronic Arts, Inc.*	37	3,619
Facebook, Inc. Cl A*	308	54,849
Fox Corp. Cl A	45	1,419
Fox Corp. Cl B	21	662
Interpublic Group of Cos., Inc.	49	1,056
Netflix, Inc.*	56	14,987
News Corp. Cl A	49	682
News Corp. Cl B	16	229
Omnicom Group, Inc.	28	2,192
Take-Two Interactive Software, Inc.*	15	1,880
T-Mobile US, Inc.*	40	3,151
TripAdvisor, Inc.*	14	541
Twitter, Inc.*	99	4,079
Verizon Communications, Inc.	528	31,870
Viacom, Inc. Cl B	45	1,081
Walt Disney Co.	230	29,974

		326,207

CONSUMER DISCRETIONARY (4.7%)
Advance Auto Parts, Inc.	9	1,488
Amazon.com, Inc.*	53	92,003
Aptiv PLC	33	2,885
AutoZone, Inc.*	4	4,338
Best Buy Co., Inc.	30	2,070
Booking Hldgs., Inc.*	6	11,776
BorgWarner, Inc.	26	954
Capri Hldgs. Ltd.*	20	663
CarMax, Inc.*	22	1,936
Carnival Corp.	51	2,229
Chipotle Mexican Grill, Inc. Cl A*	4	3,362
Darden Restaurants, Inc.	15	1,773
Dollar General Corp.	33	5,245
Dollar Tree, Inc.*	30	3,425
DR Horton, Inc.	43	2,267
eBay, Inc.	101	3,937
Expedia Group, Inc.	17	2,285
Ford Motor Co.	500	4,580
Gap, Inc.	27	469
Garmin Ltd.	18	1,524
General Motors Co.	161	6,034
Genuine Parts Co.	19	1,892
H&R Block, Inc.	25	590
Hanesbrands, Inc.	46	705
Harley-Davidson, Inc.	20	720
Hasbro, Inc.	15	1,780
Hilton Worldwide Hldgs., Inc.	37	3,445
Home Depot, Inc.	141	32,714
Kohl’s Corp.	21	1,043

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

L Brands, Inc.	29	568
Leggett & Platt, Inc.	17	696
Lennar Corp. Cl A	37	2,067
LKQ Corp.*	39	1,227
Lowe’s Cos., Inc.	99	10,886
Macy’s, Inc.	39	606
Marriott International, Inc. Cl A	35	4,353
McDonald’s Corp.	98	21,042
MGM Resorts International	66	1,830
Mohawk Industries, Inc.*	8	993
Newell Brands, Inc.	49	917
NIKE, Inc. Cl B	160	15,027
Nordstrom, Inc.	14	471
Norwegian Cruise Line Hldgs. Ltd.*	27	1,398
NVR, Inc.*	1	3,717
O’Reilly Automotive, Inc.*	10	3,985
PulteGroup, Inc.	33	1,206
PVH Corp.	10	882
Ralph Lauren Corp. Cl A	7	668
Ross Stores, Inc.	47	5,163
Royal Caribbean Cruises Ltd.	22	2,383
Starbucks Corp.	154	13,617
Tapestry, Inc.	37	964
Target Corp.	66	7,056
Tiffany & Co.	14	1,297
TJX Cos., Inc.	155	8,640
Tractor Supply Co.	15	1,357
Ulta Beauty, Inc.*	8	2,005
Under Armour, Inc. Cl A*	24	479
Under Armour, Inc. Cl C*	24	435
VF Corp.	41	3,649
Whirlpool Corp.	8	1,267
Wynn Resorts Ltd.	13	1,413
Yum! Brands, Inc.	38	4,310

		324,706

CONSUMER STAPLES (3.5%)
Altria Group, Inc.	238	9,734
Archer-Daniels-Midland Co.	71	2,916
Brown-Forman Corp. Cl B	23	1,444
Campbell Soup Co.	22	1,032
Church & Dwight Co., Inc.	31	2,333
Clorox Co.	16	2,430
Coca-Cola Co.	491	26,730
Colgate-Palmolive Co.	110	8,086
Conagra Brands, Inc.	62	1,902
Constellation Brands, Inc. Cl A	21	4,353
Costco Wholesale Corp.	56	16,134
Coty, Inc. Cl A	37	389
Estee Lauder Cos., Inc. Cl A	28	5,570
General Mills, Inc.	77	4,244
Hershey Co.	19	2,945
Hormel Foods Corp.	35	1,531
JM Smucker Co.	15	1,650
Kellogg Co.	32	2,059
Kimberly-Clark Corp.	43	6,108
Kraft Heinz Co.	79	2,207
Kroger Co.	102	2,630
Lamb Weston Hldgs., Inc.	19	1,382
McCormick & Co., Inc.	15	2,345
Molson Coors Brewing Co. Cl B	24	1,380
Mondelez International, Inc. Cl A	184	10,179
Monster Beverage Corp.*	50	2,903
PepsiCo, Inc.	178	24,404

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Philip Morris International, Inc.	199	15,110
Procter & Gamble Co.	319	39,677
Sysco Corp.	65	5,161
Tyson Foods, Inc. Cl A	37	3,187
Walgreens Boots Alliance, Inc.	97	5,365
Walmart, Inc.	181	21,481

		239,001

ENERGY (2.1%)
Apache Corp.	48	1,229
Baker Hughes, a GE Co. Cl A	83	1,926
Cabot Oil & Gas Corp.	54	949
Chevron Corp.	242	28,701
Cimarex Energy Co.	13	623
Concho Resources, Inc.	25	1,698
ConocoPhillips	142	8,091
Devon Energy Corp.	52	1,251
Diamondback Energy, Inc.	20	1,798
EOG Resources, Inc.	74	5,492
Exxon Mobil Corp.	540	38,129
Halliburton Co.	111	2,092
Helmerich & Payne, Inc.	14	561
Hess Corp.	33	1,996
HollyFrontier Corp.	20	1,073
Kinder Morgan, Inc.	248	5,111
Marathon Oil Corp.	103	1,264
Marathon Petroleum Corp.	84	5,103
National Oilwell Varco, Inc.	49	1,039
Noble Energy, Inc.	61	1,370
Occidental Petroleum Corp.	114	5,070
ONEOK, Inc.	53	3,906
Phillips 66	57	5,837
Pioneer Natural Resources Co.	21	2,641
Schlumberger Ltd.	176	6,014
TechnipFMC PLC	54	1,303
Valero Energy Corp.	53	4,518
Williams Cos., Inc.	155	3,729

		142,514

FINANCIALS (10.7%)
Affiliated Managers Group, Inc.	7	583
Aflac, Inc.	95	4,970
Allstate Corp.	42	4,565
American Express Co.	87	10,290
American International Group, Inc.	111	6,183
Ameriprise Financial, Inc.	17	2,501
Aon PLC	31	6,001
Arthur J. Gallagher & Co.	23	2,060
Assurant, Inc.	8	1,007
Bank of America Corp.	1,071	31,241
Bank of New York Mellon Corp.	110	4,973
BB&T Corp.	98	5,230
Berkshire Hathaway, Inc. Cl B*	250	52,005
BlackRock, Inc. Cl A	15	6,685
Capital One Financial Corp.	60	5,459
Cboe Global Markets, Inc.	15	1,724
Charles Schwab Corp.	149	6,233
Chubb Ltd.	58	9,364
Cincinnati Financial Corp.	20	2,333
Citigroup, Inc.	289	19,964
Citizens Financial Group, Inc.	58	2,051
CME Group, Inc. Cl A	45	9,510
Comerica, Inc.	20	1,320
Discover Financial Svcs.	41	3,325
E*TRADE Financial Corp.	31	1,354

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Everest Re Group Ltd.	6	1,597
Fifth Third Bancorp	93	2,546
First Republic Bank	21	2,031
Franklin Resources, Inc.	37	1,068
Globe Life, Inc.	13	1,245
Goldman Sachs Group, Inc.	42	8,704
Hartford Financial Svcs. Group, Inc.	46	2,788
Huntington Bancshares, Inc.	133	1,898
Intercontinental Exchange, Inc.	72	6,643
Invesco Ltd.	50	847
iShares Core S&P 500 ETF	537	160,305
JPMorgan Chase & Co.	409	48,135
KeyCorp	128	2,284
Lincoln National Corp.	25	1,508
Loews Corp.	34	1,750
M&T Bank Corp.	18	2,843
MarketAxess Hldgs., Inc.	5	1,638
Marsh & McLennan Cos., Inc.	65	6,503
MetLife, Inc.	102	4,810
Moody’s Corp.	21	4,301
Morgan Stanley	161	6,870
MSCI, Inc. Cl A	11	2,395
Nasdaq, Inc.	15	1,490
Northern Trust Corp.	27	2,520
People’s United Financial, Inc.	51	797
PNC Financial Svcs. Group, Inc.	57	7,989
Principal Financial Group, Inc.	33	1,886
Progressive Corp.	74	5,716
Prudential Financial, Inc.	52	4,677
Raymond James Financial, Inc.	16	1,319
Regions Financial Corp.	128	2,025
S&P Global, Inc.	31	7,594
State Street Corp.	48	2,841
SunTrust Banks, Inc.	56	3,853
SVB Financial Group*	7	1,463
Synchrony Financial	78	2,659
T Rowe Price Group, Inc.	30	3,428
Travelers Cos., Inc.	34	5,055
U.S. Bancorp	184	10,183
Unum Group	27	802
Vanguard S&P 500 ETF	606	165,196
Wells Fargo & Co.	513	25,876
Willis Towers Watson PLC	16	3,088
Zions Bancorporation	23	1,024

		735,121

HEALTH CARE (6.3%)
Abbott Laboratories	226	18,909
AbbVie, Inc.	188	14,236
ABIOMED, Inc.*	6	1,067
Agilent Technologies, Inc.	40	3,065
Alexion Pharmaceuticals, Inc.*	28	2,742
Align Technology, Inc.*	9	1,628
Allergan PLC	41	6,900
AmerisourceBergen Corp. Cl A	20	1,647
Amgen, Inc.	77	14,900
Anthem, Inc.	32	7,683
Baxter International, Inc.	65	5,686
Becton Dickinson & Co.	34	8,601
Biogen, Inc.*	24	5,588
Boston Scientific Corp.*	178	7,243
Bristol-Myers Squibb Co.	209	10,598
Cardinal Health, Inc.	38	1,793
Celgene Corp.*	90	8,937

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Centene Corp.*	53	2,293
Cerner Corp.	41	2,795
Cigna Corp.	48	7,286
Cooper Cos., Inc.	7	2,079
CVS Health Corp.	166	10,470
Danaher Corp.	81	11,699
DaVita, Inc.*	13	742
DENTSPLY SIRONA, Inc.	29	1,546
Edwards Lifesciences Corp.*	26	5,718
Eli Lilly & Co.	109	12,189
Gilead Sciences, Inc.	161	10,204
HCA Healthcare, Inc.	34	4,094
Henry Schein, Inc.*	19	1,206
Hologic, Inc.*	34	1,717
Humana, Inc.	17	4,346
IDEXX Laboratories, Inc.*	12	3,263
Illumina, Inc.*	19	5,780
Incyte Corp.*	23	1,707
Intuitive Surgical, Inc.*	15	8,099
IQVIA Hldgs., Inc.*	23	3,436
Johnson & Johnson	338	43,729
Laboratory Corp. of America Hldgs.*	13	2,184
McKesson Corp.	24	3,280
Medtronic PLC	171	18,574
Merck & Co., Inc.	327	27,527
Mettler-Toledo International, Inc.*	4	2,818
Mylan NV*	66	1,306
Nektar Therapeutics Cl A*	22	401
PerkinElmer, Inc.	14	1,192
Perrigo Co. PLC	17	950
Pfizer, Inc.	706	25,367
Quest Diagnostics, Inc.	17	1,820
Regeneron Pharmaceuticals, Inc.*	10	2,774
ResMed, Inc.	19	2,567
Stryker Corp.	40	8,652
Teleflex, Inc.	6	2,038
Thermo Fisher Scientific, Inc.	51	14,855
UnitedHealth Group, Inc.	121	26,296
Universal Health Svcs., Inc. Cl B	11	1,636
Varian Medical Systems, Inc.*	12	1,429
Vertex Pharmaceuticals, Inc.*	32	5,422
Waters Corp.*	9	2,009
WellCare Health Plans, Inc.*	7	1,814
Zimmer Biomet Hldgs., Inc.	26	3,569
Zoetis, Inc. Cl A	61	7,600

		431,701

INDUSTRIALS (4.3%)
3M Co.	73	12,001
Alaska Air Group, Inc.	15	974
Allegion PLC	12	1,244
American Airlines Group, Inc.	51	1,375
AMETEK, Inc.	29	2,663
AO Smith Corp.	18	859
Arconic, Inc.	50	1,300
Boeing Co.	68	25,872
Caterpillar, Inc.	72	9,094
CH Robinson Worldwide, Inc.	18	1,526
Cintas Corp.	11	2,949
Copart, Inc.*	25	2,008
CSX Corp.	102	7,066
Cummins, Inc.	20	3,253
Deere & Co.	40	6,747
Delta Air Lines, Inc.	74	4,262

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Dover Corp.	19	1,892
Eaton Corp. PLC	54	4,490
Emerson Electric Co.	78	5,215
Equifax, Inc.	15	2,110
Expeditors International of Washington, Inc.	22	1,634
Fastenal Co.	73	2,385
FedEx Corp.	31	4,513
Flowserve Corp.	17	794
Fortive Corp.	37	2,537
Fortune Brands Home & Security, Inc.	18	984
General Dynamics Corp.	30	5,482
General Electric Co.	1,114	9,959
Honeywell International, Inc.	92	15,567
Huntington Ingalls Industries, Inc.	6	1,271
IDEX Corp.	9	1,475
IHS Markit Ltd.*	53	3,545
Illinois Tool Works, Inc.	38	5,947
Ingersoll-Rand PLC	31	3,820
Jacobs Engineering Group, Inc.	17	1,556
JB Hunt Transport Svcs., Inc.	11	1,217
Johnson Controls International PLC	101	4,433
Kansas City Southern	13	1,729
L-3 Harris Technologies, Inc.	28	5,842
Lockheed Martin Corp.	31	12,092
Masco Corp.	37	1,542
Nielsen Hldgs. PLC	45	956
Norfolk Southern Corp.	34	6,108
Northrop Grumman Corp.	21	7,870
PACCAR, Inc.	44	3,080
Parker-Hannifin Corp.	16	2,890
Pentair PLC	21	794
Quanta Svcs., Inc.	18	680
Raytheon Co.	36	7,063
Republic Svcs., Inc. Cl A	27	2,337
Robert Half International, Inc.	15	835
Rockwell Automation, Inc.	15	2,472
Rollins, Inc.	19	648
Roper Technologies, Inc.	14	4,992
Snap-on, Inc.	8	1,252
Southwest Airlines Co.	62	3,349
Stanley Black & Decker, Inc.	20	2,888
Textron, Inc.	30	1,469
TransDigm Group, Inc.	7	3,645
Union Pacific Corp.	90	14,578
United Airlines Hldgs., Inc.*	28	2,476
United Parcel Svc., Inc. Cl B	89	10,664
United Rentals, Inc.*	10	1,246
United Technologies Corp.	103	14,061
Verisk Analytics, Inc. Cl A	21	3,321
Wabtec Corp.	23	1,653
Waste Management, Inc.	49	5,635
WW Grainger, Inc.	6	1,783
Xylem, Inc.	23	1,831

		295,800

INFORMATION TECHNOLOGY (10.1%)
Accenture PLC Cl A	81	15,580
Adobe, Inc.*	62	17,128
Advanced Micro Devices, Inc.*	139	4,030
Akamai Technologies, Inc.*	21	1,919
Alliance Data Systems Corp.	6	769
Amphenol Corp. Cl A	38	3,667
Analog Devices, Inc.	47	5,251
ANSYS, Inc.*	11	2,435

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Apple, Inc.	545	122,064
Applied Materials, Inc.	119	5,938
Arista Networks, Inc.*	7	1,672
Autodesk, Inc.*	28	4,136
Automatic Data Processing, Inc.	55	8,878
Broadcom, Inc.	50	13,804
Broadridge Financial Solutions, Inc.	15	1,867
Cadence Design Systems, Inc.*	36	2,379
CDW Corp.	18	2,218
Cisco Systems, Inc.	544	26,879
Citrix Systems, Inc.	16	1,544
Cognizant Technology Solutions Corp. Cl A	71	4,279
Corning, Inc.	99	2,823
DXC Technology Co.	34	1,003
F5 Networks, Inc.*	8	1,123
Fidelity National Information Svcs., Inc.	78	10,355
Fiserv, Inc.*	73	7,562
FleetCor Technologies, Inc.*	12	3,441
FLIR Systems, Inc.	17	894
Fortinet, Inc.*	19	1,459
Gartner, Inc.*	12	1,716
Global Payments, Inc.	38	6,042
Hewlett Packard Enterprise Co.	167	2,533
HP, Inc.	190	3,595
Intel Corp.	567	29,218
International Business Machines Corp.	113	16,432
Intuit, Inc.	33	8,776
IPG Photonics Corp.*	5	678
Jack Henry & Associates, Inc.	10	1,460
Juniper Networks, Inc.	44	1,089
Keysight Technologies, Inc.*	24	2,334
KLA Corp.	21	3,348
Lam Research Corp.	19	4,391
Leidos Hldgs., Inc.	18	1,546
Mastercard, Inc. Cl A	114	30,959
Maxim Integrated Products, Inc.	35	2,027
Microchip Technology, Inc.	30	2,787
Micron Technology, Inc.*	141	6,042
Microsoft Corp.	978	135,971
Motorola Solutions, Inc.	21	3,579
NetApp, Inc.	31	1,628
NVIDIA Corp.	77	13,403
Oracle Corp.	281	15,463
Paychex, Inc.	40	3,311
PayPal Hldgs., Inc.*	150	15,539
Qorvo, Inc.*	15	1,112
QUALCOMM, Inc.	155	11,823
Salesforce.com, Inc.*	112	16,625
Seagate Technology PLC	31	1,667
Skyworks Solutions, Inc.	22	1,743
Symantec Corp.	73	1,725
Synopsys, Inc.*	20	2,745
TE Connectivity Ltd.	42	3,914
Texas Instruments, Inc.	119	15,380
VeriSign, Inc.*	14	2,641
Visa, Inc. Cl A	221	38,014
Western Digital Corp.	37	2,207
Western Union Co.	55	1,274
Xerox Hldgs. Corp.	25	748
Xilinx, Inc.	32	3,069

		693,651

MATERIALS (1.3%)
Air Products & Chemicals, Inc.	28	6,212

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Albemarle Corp.	14	973
Amcor PLC	207	2,018
Avery Dennison Corp.	11	1,249
Ball Corp.	42	3,058
Celanese Corp. Cl A	16	1,956
CF Industries Hldgs., Inc.	28	1,378
Corteva, Inc.	95	2,660
Dow, Inc.	96	4,574
DuPont de Nemours, Inc.	96	6,846
Eastman Chemical Co.	18	1,329
Ecolab, Inc.	32	6,337
FMC Corp.	17	1,491
Freeport-McMoRan, Inc.	186	1,780
International Flavors & Fragrances, Inc.	14	1,718
International Paper Co.	51	2,133
Linde PLC	69	13,368
LyondellBasell Industries NV Cl A	34	3,042
Martin Marietta Materials, Inc.	8	2,193
Mosaic Co.	45	922
Newmont Goldcorp Corp.	104	3,944
Nucor Corp.	38	1,934
Packaging Corp. of America	13	1,379
PPG Industries, Inc.	30	3,555
Sealed Air Corp.	20	830
Sherwin-Williams Co.	11	6,049
Vulcan Materials Co.	17	2,571
WestRock Co.	32	1,167

		86,666

REAL ESTATE (1.5%)
Alexandria Real Estate Equities, Inc.	15	2,311
American Tower Corp.	56	12,383
Apartment Investment & Management Co. Cl A	19	991
AvalonBay Communities, Inc.	18	3,876
Boston Properties, Inc.	19	2,464
CBRE Group, Inc. Cl A*	43	2,279
Crown Castle International Corp.	53	7,368
Digital Realty Trust, Inc.	26	3,375
Duke Realty Corp.	46	1,563
Equinix, Inc.	11	6,345
Equity Residential	45	3,882
Essex Property Trust, Inc.	9	2,940
Extra Space Storage, Inc.	16	1,869
Federal Realty Investment Trust	9	1,225
HCP, Inc.	62	2,209
Host Hotels & Resorts, Inc.	94	1,625
Iron Mountain, Inc.	37	1,198
Kimco Realty Corp.	54	1,128
Macerich Co.	14	442
Mid-America Apartment Communities, Inc.	15	1,950
Prologis, Inc.	80	6,818
Public Storage	20	4,905
Realty Income Corp.	40	3,067
Regency Centers Corp.	21	1,459
SBA Communications Corp. Cl A	15	3,617
Simon Property Group, Inc.	39	6,070
SL Green Realty Corp.	11	899
UDR, Inc.	37	1,794
Ventas, Inc.	47	3,432
Vornado Realty Trust	21	1,337
Welltower, Inc.	51	4,623
Weyerhaeuser Co.	95	2,632

		102,076

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

UTILITIES (1.6%)
AES Corp.	84	1,372
Alliant Energy Corp.	30	1,618
Ameren Corp.	31	2,482
American Electric Power Co., Inc.	63	5,903
American Water Works Co., Inc.	23	2,857
Atmos Energy Corp.	15	1,708
CenterPoint Energy, Inc.	64	1,932
CMS Energy Corp.	37	2,366
Consolidated Edison, Inc.	42	3,968
Dominion Energy, Inc.	105	8,509
DTE Energy Co.	23	3,058
Duke Energy Corp.	93	8,915
Edison International	45	3,394
Entergy Corp.	25	2,934
Evergy, Inc.	31	2,063
Eversource Energy	41	3,504
Exelon Corp.	124	5,991
FirstEnergy Corp.	69	3,328
NextEra Energy, Inc.	62	14,446
NiSource, Inc.	48	1,436
NRG Energy, Inc.	33	1,307
Pinnacle West Capital Corp.	15	1,456
PPL Corp.	92	2,897
Public Svc. Enterprise Group, Inc.	65	4,035
Sempra Energy	35	5,166
Southern Co.	133	8,215
WEC Energy Group, Inc.	40	3,804
Xcel Energy, Inc.	66	4,283

		112,947

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $3,261,625) 50.9%		3,490,390

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill(1)	A-1+	1.87	10/17/2019	20,000	19,983

TOTAL INDEXED ASSETS - SHORT TERM-DEBT (0.3%) (Cost: $19,983) 0.3%					19,983

TOTAL INDEXED ASSETS (Cost: $3,281,608) 51.2%					3,510,373

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (1.1%)
CBS Corp. Cl B	97	3,915
Cogent Communications Hldgs., Inc.	59	3,251
Discovery, Inc. Cl A*	106	2,822
Discovery, Inc. Cl C*	605	14,896
Gray Television, Inc.*	194	3,166
Lions Gate Entertainment Corp. Cl A*	52	481
MSG Networks, Inc. Cl A*	240	3,893
Nexstar Media Group, Inc. Cl A	64	6,548
ORBCOMM, Inc.*	755	3,594
Shenandoah Telecommunications Co.	182	5,782
Take-Two Interactive Software, Inc.*	48	6,016
TEGNA, Inc.	591	9,179
World Wrestling Entertainment, Inc. Cl A	38	2,704
Zayo Group Hldgs., Inc.*	100	3,390

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Zynga, Inc. Cl A*	1,510	8,788

		78,425

CONSUMER DISCRETIONARY (4.0%)
AutoZone, Inc.*	20	21,693
Bloomin’ Brands, Inc.	1,078	20,407
BorgWarner, Inc.	185	6,785
Bright Horizons Family Solutions, Inc.*	44	6,710
Caleres, Inc.	238	5,572
Capri Hldgs. Ltd.*	153	5,074
Chegg, Inc.*	86	2,576
Dave & Buster’s Entertainment, Inc.	301	11,724
Etsy, Inc.*	94	5,311
Expedia Group, Inc.	27	3,629
Five Below, Inc.*	146	18,411
Foot Locker, Inc.	70	3,021
Fox Factory Hldg. Corp.*	40	2,490
Grand Canyon Education, Inc.*	61	5,990
Haverty Furniture Cos., Inc.	501	10,155
Hilton Grand Vacations, Inc.*	72	2,304
Lithia Motors, Inc. Cl A	176	23,298
Marriott International, Inc. Cl A	65	8,084
Marriott Vacations Worldwide Corp.	233	24,140
NVR, Inc.*	2	7,435
Playa Hotels & Resorts NV*	621	4,862
Qurate Retail, Inc. Cl A*	107	1,104
Ralph Lauren Corp. Cl A	110	10,502
Red Rock Resorts, Inc. Cl A	449	9,117
Skyline Champion Corp.*	129	3,882
Sonic Automotive, Inc. Cl A	193	6,062
Sonos, Inc.*	195	2,615
Steven Madden Ltd.	325	11,632
Taylor Morrison Home Corp. Cl A*	147	3,813
Thor Industries, Inc.	123	6,967
Tractor Supply Co.	142	12,842
Unifi, Inc.*	50	1,096
ZAGG, Inc.*	892	5,593

		274,896

CONSUMER STAPLES (1.4%)
Church & Dwight Co., Inc.	213	16,027
Constellation Brands, Inc. Cl A	155	32,127
Crimson Wine Group Ltd.*	1,048	7,912
Freshpet, Inc.*	92	4,579
Ingredion, Inc.	34	2,779
JM Smucker Co.	67	7,372
Tyson Foods, Inc. Cl A	40	3,446
Vector Group Ltd.	1,298	15,459
WD-40 Co.	27	4,956

		94,657

ENERGY (1.4%)
Abraxas Petroleum Corp.*	198	100
Baker Hughes, a GE Co. Cl A	112	2,598
Callon Petroleum Co.*	1,023	4,440
Cheniere Energy, Inc.*	67	4,225
Continental Resources, Inc.*	204	6,281
CrossAmerica Partners LP*	240	4,094
Devon Energy Corp.	319	7,675
Hess Corp.	58	3,508
Kosmos Energy Ltd.	2,249	14,034
Matrix Svcs. Co.*	159	2,725
MPLX LP	103	2,885
Noble Energy, Inc.	162	3,639
PBF Energy, Inc. Cl A	775	21,072
PDC Energy, Inc.*	146	4,052

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

ProPetro Hldg. Corp.*	348	3,163
Williams Cos., Inc.	609	14,653

		99,144

FINANCIALS (8.2%)
Allegiance Bancshares, Inc.*	163	5,231
American Equity Investment Life Hldg. Co.	330	7,986
American Financial Group, Inc.	82	8,844
Ameriprise Financial, Inc.	113	16,622
Argo Group International Hldgs. Ltd.	104	7,305
Associated Banc-Corp.	306	6,196
BancFirst Corp.	224	12,414
Bank of Marin Bancorp	174	7,219
BankUnited, Inc.	144	4,841
Banner Corp.	190	10,672
Blackstone Mortgage Trust, Inc. Cl A	228	8,174
Brookline Bancorp, Inc.	744	10,959
Brown & Brown, Inc.	233	8,402
Bryn Mawr Bank Corp.	213	7,777
Cadence Bancorporation Cl A	347	6,086
Cboe Global Markets, Inc.	69	7,928
CenterState Bank Corp.	71	1,703
Citizens Financial Group, Inc.	61	2,158
Columbia Banking System, Inc.	109	4,022
Dime Community Bancshares, Inc.	342	7,322
Discover Financial Svcs.	149	12,082
East West Bancorp, Inc.	144	6,378
Ellington Financial, Inc.	662	11,962
Enterprise Financial Svcs. Corp.	239	9,739
Essent Group Ltd.	258	12,299
Everest Re Group Ltd.	44	11,707
Fifth Third Bancorp	498	13,636
First Interstate BancSystem, Inc. Cl A	287	11,549
First Merchants Corp.	155	5,833
First Republic Bank	78	7,542
Flushing Financial Corp.	253	5,112
Great Southern Bancorp, Inc.	88	5,012
Hartford Financial Svcs. Group, Inc.	301	18,244
Heritage Commerce Corp.	370	4,349
Heritage Financial Corp.	203	5,473
IBERIABANK Corp.	114	8,612
Investors Bancorp, Inc.	342	3,885
iShares Micro-Cap ETF	52	4,584
iShares Russell 2000 Growth ETF	52	10,022
iShares Russell Mid-Cap ETF	44	2,462
iShares Russell Mid-Cap Value ETF	200	17,940
KeyCorp	1,044	18,625
Lincoln National Corp.	112	6,756
Marlin Business Svcs. Corp.	351	8,842
Moelis & Co. Cl A	185	6,077
Northfield Bancorp, Inc.	551	8,849
Peoples Bancorp, Inc.	138	4,390
Primerica, Inc.	52	6,616
Principal Financial Group, Inc.	99	5,656
Progressive Corp.	311	24,026
Raymond James Financial, Inc.	99	8,164
Reinsurance Group of America, Inc. Cl A	102	16,308
Selective Insurance Group, Inc.	253	19,024
Starwood Property Trust, Inc.	825	19,983
Sterling Bancorp	173	3,470
Stifel Financial Corp.	111	6,369
Stock Yards Bancorp, Inc.	441	16,180
SVB Financial Group*	20	4,179
Synchrony Financial	67	2,284

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

TriCo Bancshares	144	5,227
TriState Capital Hldgs., Inc.*	197	4,145
UMB Financial Corp.	99	6,393
United Financial Bancorp, Inc.	140	1,908
Voya Financial, Inc.	167	9,091
Wintrust Financial Corp.	39	2,521
Zions Bancorporation	141	6,277

		561,643

HEALTH CARE (5.0%)
ABIOMED, Inc.*	26	4,625
Acadia Healthcare Co., Inc.*	184	5,719
ACADIA Pharmaceuticals, Inc.*	136	4,895
Acceleron Pharma, Inc.*	75	2,963
Agilent Technologies, Inc.	184	14,100
Alder Biopharmaceuticals, Inc.*	136	2,565
Alnylam Pharmaceuticals, Inc.*	27	2,171
Amicus Therapeutics, Inc.*	256	2,053
AxoGen, Inc.*	108	1,348
Blueprint Medicines Corp.*	54	3,967
Boston Scientific Corp.*	107	4,354
Cambrex Corp.*	77	4,582
CareDx, Inc.*	82	1,854
Centene Corp.*	200	8,652
Chemed Corp.	19	7,934
CRISPR Therapeutics AG*	50	2,050
Emergent BioSolutions, Inc.*	241	12,599
Encompass Health Corp.	58	3,670
Exact Sciences Corp.*	45	4,067
FibroGen, Inc.*	45	1,664
Global Blood Therapeutics, Inc.*	43	2,086
Globus Medical, Inc. Cl A*	93	4,754
Haemonetics Corp.*	26	3,280
HealthEquity, Inc.*	118	6,743
Hill-Rom Hldgs., Inc.	100	10,523
Horizon Therapeutics PLC*	418	11,382
Humana, Inc.	22	5,625
ICU Medical, Inc.*	40	6,384
Incyte Corp.*	40	2,969
Insmed, Inc.*	100	1,764
Insulet Corp.*	27	4,453
Intersect ENT, Inc.*	100	1,701
Invitae Corp.*	121	2,332
iRhythm Technologies, Inc.*	64	4,743
Karyopharm Therapeutics, Inc.*	275	2,646
LHC Group, Inc.*	60	6,814
Madrigal Pharmaceuticals, Inc.*	28	2,414
Masimo Corp.*	39	5,803
Medicines Co.*	110	5,500
Mettler-Toledo International, Inc.*	10	7,044
Natera, Inc.*	58	1,902
Neogen Corp.*	64	4,359
NeoGenomics, Inc.*	179	3,422
Neurocrine Biosciences, Inc.*	53	4,776
Novocure Ltd.*	63	4,711
Omnicell, Inc.*	86	6,215
Pacific Biosciences of California, Inc.*	286	1,476
Penumbra, Inc.*	35	4,707
Quidel Corp.*	41	2,515
Repligen Corp.*	80	6,135
Sage Therapeutics, Inc.*	35	4,910
SeaSpine Hldgs. Corp.*	143	1,746
Sientra, Inc.*	804	5,210
Simulations Plus, Inc.	47	1,631

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

STAAR Surgical Co.*	72	1,856
Supernus Pharmaceuticals, Inc.*	517	14,206
Tabula Rasa HealthCare, Inc.*	74	4,066
Tactile Systems Technology, Inc.*	83	3,513
Tandem Diabetes Care, Inc.*	89	5,249
Teladoc Health, Inc.*	76	5,147
Ultragenyx Pharmaceutical, Inc.*	47	2,011
US Physical Therapy, Inc.	41	5,353
Veeva Systems, Inc. Cl A*	63	9,619
Vericel Corp.*	495	7,494
Waters Corp.*	15	3,349
Wright Medical Group NV*	381	7,860
Xencor, Inc.*	114	3,845
Zimmer Biomet Hldgs., Inc.	102	14,002
Zoetis, Inc. Cl A	42	5,233
Zogenix, Inc.*	61	2,442

		343,752

INDUSTRIALS (6.5%)
AAR Corp.	143	5,893
Alaska Air Group, Inc.	202	13,111
BG Staffing, Inc.	193	3,688
Brink’s Co.	281	23,309
Builders FirstSource, Inc.*	170	3,498
Carlisle Cos., Inc.	92	13,390
CH Robinson Worldwide, Inc.	51	4,324
Daseke, Inc.*	419	1,048
Dover Corp.	81	8,064
Echo Global Logistics, Inc.*	237	5,368
EMCOR Group, Inc.	117	10,076
Encore Wire Corp.	211	11,875
EnerSys	45	2,967
Exponent, Inc.	101	7,060
Fortive Corp.	48	3,291
Generac Hldgs., Inc.*	98	7,677
Gorman-Rupp Co.	213	7,410
HD Supply Hldgs., Inc.*	109	4,270
Heidrick & Struggles International, Inc.	137	3,740
Hillenbrand, Inc.	145	4,478
Hubbell, Inc. Cl B	40	5,256
IAA, Inc.*	300	12,519
John Bean Technologies Corp.	43	4,275
Kirby Corp.*	99	8,134
Knight-Swift Transportation Hldgs., Inc. Cl A	144	5,227
Knoll, Inc.	135	3,422
Kratos Defense & Security Solutions, Inc.*	586	10,897
L-3 Harris Technologies, Inc.	197	41,102
Lennox International, Inc.	46	11,177
Lincoln Electric Hldgs., Inc.	72	6,247
Miller Industries, Inc.	495	16,484
Mueller Industries, Inc.	913	26,185
Old Dominion Freight Line, Inc.	143	24,306
Oshkosh Corp.	66	5,003
Quad/Graphics, Inc.	789	8,292
Rockwell Automation, Inc.	63	10,382
Roper Technologies, Inc.	17	6,063
Simpson Manufacturing Co., Inc.	109	7,561
Spirit Airlines, Inc.*	313	11,362
Stanley Black & Decker, Inc.	66	9,531
Stericycle, Inc.*	65	3,310
Teledyne Technologies, Inc.*	50	16,100
Trex Co., Inc.*	139	12,639
United Rentals, Inc.*	58	7,230
Universal Forest Products, Inc.	189	7,537

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

US Ecology, Inc.	68	4,348
VSE Corp.	277	9,443
Willdan Group, Inc.*	131	4,595

		443,164

INFORMATION TECHNOLOGY (6.5%)
Akoustis Technologies, Inc.*	417	3,232
Altair Engineering, Inc. Cl A*	127	4,397
Amphenol Corp. Cl A	105	10,133
Analog Devices, Inc.	101	11,285
Anixter International, Inc.*	78	5,391
Cabot Microelectronics Corp.	28	3,954
Cardtronics PLC Cl A*	229	6,925
Ciena Corp.*	70	2,746
Cohu, Inc.	378	5,105
Cornerstone OnDemand, Inc.*	68	3,728
Cypress Semiconductor Corp.	527	12,300
DXC Technology Co.	161	4,749
EchoStar Corp. Cl A*	31	1,228
EPAM Systems, Inc.*	68	12,398
Euronet Worldwide, Inc.*	68	9,948
Everspin Technologies, Inc.*	423	2,593
Fidelity National Information Svcs., Inc.	185	24,560
Five9, Inc.*	236	12,683
Global Payments, Inc.	105	16,694
Globant S.A.*	75	6,868
Guidewire Software, Inc.*	62	6,534
II-VI, Inc.*	214	7,535
Itron, Inc.*	52	3,846
KEMET Corp.	220	4,000
KLA Corp.	37	5,900
Lattice Semiconductor Corp.*	162	2,962
LivePerson, Inc.*	159	5,676
LogMeIn, Inc.	173	12,276
Lumentum Hldgs., Inc.*	119	6,374
ManTech International Corp. Cl A	67	4,784
MaxLinear, Inc. Cl A*	190	4,252
Microchip Technology, Inc.	54	5,017
MKS Instruments, Inc.	107	9,874
Monolithic Power Systems, Inc.	35	5,447
Motorola Solutions, Inc.	31	5,282
New Relic, Inc.*	64	3,933
Nokia Oyj	460	2,328
Novanta, Inc.*	53	4,331
Palo Alto Networks, Inc.*	22	4,484
Perficient, Inc.*	356	13,734
Perspecta, Inc.	254	6,634
Plexus Corp.*	69	4,313
Proofpoint, Inc.*	121	15,614
PTC, Inc.*	157	10,704
Pure Storage, Inc. Cl A*	473	8,013
Q2 Hldgs., Inc.*	72	5,679
Qorvo, Inc.*	41	3,040
Rapid7, Inc.*	204	9,260
RealPage, Inc.*	94	5,909
Richardson Electronics Ltd.*	1,002	5,812
SailPoint Technologies Hldg., Inc.*	118	2,205
Science Applications International Corp.	56	4,892
Semtech Corp.*	59	2,868
Sequans Communications S.A.*	1,597	1,386
ServiceNow, Inc.*	30	7,616
Silicon Laboratories, Inc.*	50	5,568
Splunk, Inc.*	77	9,075
Square, Inc. Cl A*	65	4,027

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

SYNNEX Corp.	124	14,000
Synopsys, Inc.*	50	6,863
ViaSat, Inc.*	43	3,239
Western Digital Corp.	43	2,564
Xilinx, Inc.	52	4,987
Xperi Corp.	346	7,155
Xura, Inc.*	342	8,550	††
Zendesk, Inc.*	104	7,580

		447,039

MATERIALS (2.3%)
Ashland Global Hldgs., Inc.	97	7,474
Berry Global Group, Inc.*	149	5,851
Boise Cascade Co.	162	5,280
Cleveland-Cliffs, Inc.	799	5,769
Compass Minerals International, Inc.	36	2,034
Crown Hldgs., Inc.*	336	22,197
Ferroglobe Representation & Warranty Insurance Trust*	190	0	††
FMC Corp.	52	4,559
Freeport-McMoRan, Inc.	572	5,474
Ingevity Corp.*	73	6,193
Innospec, Inc.	43	3,833
International Flavors & Fragrances, Inc.	20	2,453
International Paper Co.	110	4,600
Mosaic Co.	52	1,066
Newmont Goldcorp Corp.	305	11,565
Nucor Corp.	58	2,952
Olin Corp.	822	15,388
Packaging Corp. of America	198	21,009
PolyOne Corp.	187	6,106
Royal Gold, Inc.	45	5,544
Steel Dynamics, Inc.	320	9,536
Vulcan Materials Co.	76	11,494

		160,377

REAL ESTATE (4.7%)
Alexander’s, Inc.	15	5,226
American Campus Communities, Inc.	90	4,327
Americold Realty Trust	385	14,272
Apartment Investment & Management Co. Cl A	121	6,309
AvalonBay Communities, Inc.	24	5,168
Brandywine Realty Trust	1,423	21,558
Camden Property Trust	70	7,771
CareTrust REIT, Inc.	170	3,996
Chatham Lodging Trust	226	4,102
Consolidated-Tomoka Land Co.	42	2,755
Cousins Properties, Inc.	228	8,571
Duke Realty Corp.	707	24,017
Easterly Government Properties, Inc.	969	20,640
Equity LifeStyle Properties, Inc.	34	4,542
Essex Property Trust, Inc.	18	5,880
GEO Group, Inc.	633	10,976
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	76	2,215
Highwoods Properties, Inc.	196	8,808
Host Hotels & Resorts, Inc.	613	10,599
Industrial Logistics Properties Trust	298	6,332
JBG SMITH Properties	158	6,195
Kilroy Realty Corp.	206	16,045
Liberty Property Trust	80	4,106
Macerich Co.	52	1,643
Medical Properties Trust, Inc.	512	10,015
Park Hotels & Resorts, Inc.	176	4,395
Prologis, Inc.	44	3,749
QTS Realty Trust, Inc. Cl A	100	5,141
Redfin Corp.*	165	2,779

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Regency Centers Corp.	33	2,293
RLJ Lodging Trust	227	3,857
Sabra Health Care REIT, Inc.	349	8,013
SBA Communications Corp. Cl A	62	14,952
Spirit Realty Capital, Inc.	171	8,184
Summit Hotel Properties, Inc.	152	1,763
Sun Communities, Inc.	73	10,837
Terreno Realty Corp.	406	20,743
Urstadt Biddle Properties, Inc. Cl A	100	2,370
Vornado Realty Trust	56	3,566
Welltower, Inc.	90	8,159
Weyerhaeuser Co.	97	2,686

		319,555

UTILITIES (3.3%)
AES Corp.	274	4,477
Ameren Corp.	115	9,205
Avista Corp.	184	8,913
Black Hills Corp.	101	7,750
Chesapeake Utilities Corp.	59	5,624
Consolidated Edison, Inc.	88	8,313
Edison International	166	12,520
Entergy Corp.	70	8,215
Evergy, Inc.	278	18,504
Eversource Energy	66	5,641
FirstEnergy Corp.	303	14,614
IDACORP, Inc.	90	10,140
NiSource, Inc.	521	15,588
Northwest Natural Hldg. Co.	86	6,135
NorthWestern Corp.	111	8,331
PNM Resources, Inc.	186	9,687
Portland General Electric Co.	173	9,752
PPL Corp.	181	5,700
Public Svc. Enterprise Group, Inc.	164	10,181
Sempra Energy	129	19,042
Spire, Inc.	67	5,845
Suburban Propane Partners LP	243	5,742
UGI Corp.	264	13,271

		223,190

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $2,689,165) 44.4%		3,045,842

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (4.4%)
Citibank, New York Time Deposit	1.15	10/01/19	102,356	102,356
JP Morgan Chase, New York Time Deposit	1.15	10/01/19	201,677	201,677

				304,033

TOTAL TEMPORARY CASH INVESTMENT (Cost: $304,033) 4.4%				304,033

TOTAL INVESTMENTS (Cost: $6,274,806) 100.0%				6,860,248

OTHER NET ASSETS 0.0% (3)				(2,981)

NET ASSETS 100.0%				$6,857,267

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (9.9%)
Activision Blizzard, Inc.	1,507	79,750
Alphabet, Inc. Cl A*	590	720,472
Alphabet, Inc. Cl C*	596	726,524
AT&T, Inc.	14,346	542,853
CBS Corp. Cl B	642	25,918
CenturyLink, Inc.	1,926	24,036
Charter Communications, Inc. Cl A*	319	131,466
Comcast Corp. Cl A	8,921	402,159
Discovery, Inc. Cl A*	311	8,282
Discovery, Inc. Cl C*	684	16,840
DISH Network Corp. Cl A*	474	16,149
Electronic Arts, Inc.*	578	56,540
Facebook, Inc. Cl A*	4,746	845,168
Fox Corp. Cl A	695	21,917
Fox Corp. Cl B	318	10,030
Interpublic Group of Cos., Inc.	760	16,386
Netflix, Inc.*	863	230,956
News Corp. Cl A	758	10,551
News Corp. Cl B	237	3,388
Omnicom Group, Inc.	427	33,434
Take-Two Interactive Software, Inc.*	222	27,826
T-Mobile US, Inc.*	623	49,074
TripAdvisor, Inc.*	207	8,007
Twitter, Inc.*	1,525	62,830
Verizon Communications, Inc.	8,124	490,365
Viacom, Inc. Cl B	695	16,701
Walt Disney Co.	3,543	461,724

		5,039,346

CONSUMER DISCRETIONARY (9.6%)
Advance Auto Parts, Inc.	140	23,156
Amazon.com, Inc.*	814	1,413,031
Aptiv PLC	504	44,060
AutoZone, Inc.*	49	53,146
Best Buy Co., Inc.	455	31,390
Booking Hldgs., Inc.*	84	164,859
BorgWarner, Inc.	405	14,855
Capri Hldgs. Ltd.*	297	9,849
CarMax, Inc.*	325	28,600
Carnival Corp.	786	34,356
Chipotle Mexican Grill, Inc. Cl A*	50	42,024
Darden Restaurants, Inc.	241	28,491
Dollar General Corp.	505	80,265
Dollar Tree, Inc.*	464	52,970
DR Horton, Inc.	662	34,894
eBay, Inc.	1,552	60,497
Expedia Group, Inc.	274	36,828
Ford Motor Co.	7,675	70,303
Gap, Inc.	418	7,257
Garmin Ltd.	284	24,052
General Motors Co.	2,468	92,500
Genuine Parts Co.	286	28,483
H&R Block, Inc.	394	9,306
Hanesbrands, Inc.	707	10,831
Harley-Davidson, Inc.	308	11,079
Hasbro, Inc.	231	27,417

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Hilton Worldwide Hldgs., Inc.	565	52,607
Home Depot, Inc.	2,154	499,771
Kohl’s Corp.	312	15,494
L Brands, Inc.	454	8,894
Leggett & Platt, Inc.	258	10,563
Lennar Corp. Cl A	559	31,220
LKQ Corp.*	604	18,996
Lowe’s Cos., Inc.	1,520	167,139
Macy’s, Inc.	604	9,386
Marriott International, Inc. Cl A	538	66,911
McDonald’s Corp.	1,495	320,991
MGM Resorts International	1,024	28,385
Mohawk Industries, Inc.*	118	14,640
Newell Brands, Inc.	749	14,021
NIKE, Inc. Cl B	2,463	231,325
Nordstrom, Inc.	208	7,003
Norwegian Cruise Line Hldgs. Ltd.*	424	21,951
NVR, Inc.*	6	22,304
O’Reilly Automotive, Inc.*	151	60,175
PulteGroup, Inc.	507	18,531
PVH Corp.	146	12,882
Ralph Lauren Corp. Cl A	102	9,738
Ross Stores, Inc.	718	78,872
Royal Caribbean Cruises Ltd.	336	36,399
Starbucks Corp.	2,358	208,494
Tapestry, Inc.	564	14,692
Target Corp.	1,005	107,445
Tiffany & Co.	212	19,638
TJX Cos., Inc.	2,373	132,271
Tractor Supply Co.	234	21,163
Ulta Beauty, Inc.*	115	28,825
Under Armour, Inc. Cl A*	370	7,378
Under Armour, Inc. Cl C*	381	6,907
VF Corp.	640	56,954
Whirlpool Corp.	125	19,795
Wynn Resorts Ltd.	190	20,657
Yum! Brands, Inc.	599	67,945

		4,904,861

CONSUMER STAPLES (7.2%)
Altria Group, Inc.	3,656	149,530
Archer-Daniels-Midland Co.	1,096	45,013
Brown-Forman Corp. Cl B	357	22,412
Campbell Soup Co.	331	15,531
Church & Dwight Co., Inc.	484	36,416
Clorox Co.	248	37,664
Coca-Cola Co.	7,560	411,566
Colgate-Palmolive Co.	1,683	123,717
Conagra Brands, Inc.	955	29,299
Constellation Brands, Inc. Cl A	328	67,988
Costco Wholesale Corp.	863	248,639
Coty, Inc. Cl A	580	6,096
Estee Lauder Cos., Inc. Cl A	434	86,344
General Mills, Inc.	1,183	65,207
Hershey Co.	292	45,257
Hormel Foods Corp.	546	23,877
JM Smucker Co.	223	24,534
Kellogg Co.	489	31,467
Kimberly-Clark Corp.	675	95,884
Kraft Heinz Co.	1,217	33,997
Kroger Co.	1,568	40,423

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Lamb Weston Hldgs., Inc.	286	20,798
McCormick & Co., Inc.	241	37,668
Molson Coors Brewing Co. Cl B	369	21,217
Mondelez International, Inc. Cl A	2,827	156,390
Monster Beverage Corp.*	761	44,184
PepsiCo, Inc.	2,745	376,340
Philip Morris International, Inc.	3,059	232,270
Procter & Gamble Co.	4,908	610,457
Sysco Corp.	1,007	79,956
Tyson Foods, Inc. Cl A	579	49,875
Walgreens Boots Alliance, Inc.	1,492	82,522
Walmart, Inc.	2,794	331,592

		3,684,130

ENERGY (4.3%)
Apache Corp.	736	18,842
Baker Hughes, a GE Co. Cl A	1,274	29,557
Cabot Oil & Gas Corp.	818	14,372
Chevron Corp.	3,729	442,259
Cimarex Energy Co.	200	9,588
Concho Resources, Inc.	394	26,753
ConocoPhillips	2,180	124,216
Devon Energy Corp.	793	19,080
Diamondback Energy, Inc.	321	28,861
EOG Resources, Inc.	1,139	84,537
Exxon Mobil Corp.	8,301	586,134
Halliburton Co.	1,718	32,384
Helmerich & Payne, Inc.	214	8,575
Hess Corp.	507	30,663
HollyFrontier Corp.	299	16,038
Kinder Morgan, Inc.	3,826	78,854
Marathon Oil Corp.	1,575	19,325
Marathon Petroleum Corp.	1,295	78,671
National Oilwell Varco, Inc.	756	16,027
Noble Energy, Inc.	940	21,112
Occidental Petroleum Corp.	1,755	78,045
ONEOK, Inc.	811	59,763
Phillips 66	881	90,214
Pioneer Natural Resources Co.	329	41,378
Schlumberger Ltd.	2,717	92,840
TechnipFMC PLC	821	19,819
Valero Energy Corp.	816	69,556
Williams Cos., Inc.	2,377	57,191

		2,194,654

FINANCIALS (14.2%)
Affiliated Managers Group, Inc.	100	8,335
Aflac, Inc.	1,455	76,126
Allstate Corp.	648	70,425
American Express Co.	1,337	158,140
American International Group, Inc.	1,711	95,303
Ameriprise Financial, Inc.	257	37,805
Aon PLC	464	89,816
Arthur J. Gallagher & Co.	365	32,693
Assurant, Inc.	120	15,098
Bank of America Corp.	16,459	480,109
Bank of New York Mellon Corp.	1,687	76,269
BB&T Corp.	1,505	80,322
Berkshire Hathaway, Inc. Cl B*	3,853	801,501
BlackRock, Inc. Cl A	232	103,389
Capital One Financial Corp.	923	83,975
Cboe Global Markets, Inc.	220	25,280

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Charles Schwab Corp.	2,285	95,582
Chubb Ltd.	895	144,489
Cincinnati Financial Corp.	299	34,884
Citigroup, Inc.	4,435	306,370
Citizens Financial Group, Inc.	879	31,090
CME Group, Inc. Cl A	703	148,572
Comerica, Inc.	294	19,401
Discover Financial Svcs.	624	50,600
E*TRADE Financial Corp.	473	20,665
Everest Re Group Ltd.	80	21,287
Fifth Third Bancorp	1,436	39,318
First Republic Bank	330	31,911
Franklin Resources, Inc.	555	16,017
Globe Life, Inc.	198	18,960
Goldman Sachs Group, Inc.	637	132,006
Hartford Financial Svcs. Group, Inc.	711	43,094
Huntington Bancshares, Inc.	2,042	29,139
Intercontinental Exchange, Inc.	1,104	101,866
Invesco Ltd.	755	12,790
iShares Core S&P 500 ETF	3,148	939,741
JPMorgan Chase & Co.	6,281	739,211
KeyCorp	1,973	35,198
Lincoln National Corp.	394	23,766
Loews Corp.	511	26,306
M&T Bank Corp.	263	41,546
MarketAxess Hldgs., Inc.	74	24,235
Marsh & McLennan Cos., Inc.	996	99,650
MetLife, Inc.	1,565	73,805
Moody’s Corp.	321	65,750
Morgan Stanley	2,473	105,523
MSCI, Inc. Cl A	166	36,147
Nasdaq, Inc.	227	22,552
Northern Trust Corp.	423	39,474
People’s United Financial, Inc.	785	12,274
PNC Financial Svcs. Group, Inc.	875	122,640
Principal Financial Group, Inc.	508	29,027
Progressive Corp.	1,146	88,529
Prudential Financial, Inc.	790	71,061
Raymond James Financial, Inc.	243	20,038
Regions Financial Corp.	1,964	31,071
S&P Global, Inc.	484	118,570
State Street Corp.	734	43,445
SunTrust Banks, Inc.	873	60,062
SVB Financial Group*	102	21,313
Synchrony Financial	1,198	40,840
T Rowe Price Group, Inc.	463	52,898
Travelers Cos., Inc.	513	76,278
U.S. Bancorp	2,820	156,059
Unum Group	409	12,155
Wells Fargo & Co.	7,881	397,518
Willis Towers Watson PLC	253	48,821
Zions Bancorporation	349	15,537

		7,223,667

HEALTH CARE (13.0%)
Abbott Laboratories	3,475	290,753
AbbVie, Inc.	2,896	219,285
ABIOMED, Inc.*	88	15,654
Agilent Technologies, Inc.	609	46,668
Alexion Pharmaceuticals, Inc.*	441	43,191
Align Technology, Inc.*	143	25,872

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Allergan PLC	643	108,210
AmerisourceBergen Corp. Cl A	299	24,617
Amgen, Inc.	1,178	227,955
Anthem, Inc.	502	120,530
Baxter International, Inc.	1,006	87,995
Becton Dickinson & Co.	529	133,816
Biogen, Inc.*	362	84,281
Boston Scientific Corp.*	2,737	111,368
Bristol-Myers Squibb Co.	3,218	163,185
Cardinal Health, Inc.	584	27,559
Celgene Corp.*	1,392	138,226
Centene Corp.*	814	35,214
Cerner Corp.	627	42,743
Cigna Corp.	741	112,476
Cooper Cos., Inc.	97	28,809
CVS Health Corp.	2,554	161,081
Danaher Corp.	1,255	181,260
DaVita, Inc.*	191	10,900
DENTSPLY SIRONA, Inc.	441	23,510
Edwards Lifesciences Corp.*	409	89,943
Eli Lilly & Co.	1,670	186,756
Gilead Sciences, Inc.	2,489	157,753
HCA Healthcare, Inc.	523	62,980
Henry Schein, Inc.*	291	18,478
Hologic, Inc.*	524	26,457
Humana, Inc.	265	67,753
IDEXX Laboratories, Inc.*	169	45,956
Illumina, Inc.*	288	87,615
Incyte Corp.*	351	26,055
Intuitive Surgical, Inc.*	226	122,024
IQVIA Hldgs., Inc.*	358	53,478
Johnson & Johnson	5,183	670,576
Laboratory Corp. of America Hldgs.*	193	32,424
McKesson Corp.	364	49,744
Medtronic PLC	2,639	286,648
Merck & Co., Inc.	5,031	423,510
Mettler-Toledo International, Inc.*	48	33,811
Mylan NV*	1,011	19,998
Nektar Therapeutics Cl A*	344	6,266
PerkinElmer, Inc.	218	18,567
Perrigo Co. PLC	266	14,867
Pfizer, Inc.	10,854	389,984
Quest Diagnostics, Inc.	264	28,256
Regeneron Pharmaceuticals, Inc.*	158	43,829
ResMed, Inc.	282	38,101
Stryker Corp.	629	136,053
Teleflex, Inc.	90	30,577
Thermo Fisher Scientific, Inc.	788	229,521
UnitedHealth Group, Inc.	1,861	404,432
Universal Health Svcs., Inc. Cl B	160	23,800
Varian Medical Systems, Inc.*	179	21,317
Vertex Pharmaceuticals, Inc.*	506	85,726
Waters Corp.*	132	29,466
WellCare Health Plans, Inc.*	98	25,399
Zimmer Biomet Hldgs., Inc.	402	55,183
Zoetis, Inc. Cl A	939	116,990

		6,625,451

INDUSTRIALS (8.9%)
3M Co.	1,126	185,114
Alaska Air Group, Inc.	242	15,708

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Allegion PLC	184	19,072
American Airlines Group, Inc.	779	21,010
AMETEK, Inc.	449	41,227
AO Smith Corp.	273	13,025
Arconic, Inc.	764	19,864
Boeing Co.	1,048	398,733
Caterpillar, Inc.	1,106	139,699
CH Robinson Worldwide, Inc.	266	22,552
Cintas Corp.	163	43,700
Copart, Inc.*	396	31,811
CSX Corp.	1,572	108,893
Cummins, Inc.	308	50,102
Deere & Co.	619	104,413
Delta Air Lines, Inc.	1,137	65,491
Dover Corp.	285	28,374
Eaton Corp. PLC	825	68,599
Emerson Electric Co.	1,209	80,833
Equifax, Inc.	237	33,339
Expeditors International of Washington, Inc.	336	24,961
Fastenal Co.	1,128	36,852
FedEx Corp.	471	68,563
Flowserve Corp.	256	11,958
Fortive Corp.	580	39,765
Fortune Brands Home & Security, Inc.	275	15,042
General Dynamics Corp.	460	84,056
General Electric Co.	17,127	153,115
Honeywell International, Inc.	1,413	239,080
Huntington Ingalls Industries, Inc.	81	17,155
IDEX Corp.	149	24,418
IHS Markit Ltd.*	820	54,842
Illinois Tool Works, Inc.	579	90,608
Ingersoll-Rand PLC	475	58,525
Jacobs Engineering Group, Inc.	266	24,339
JB Hunt Transport Svcs., Inc.	168	18,589
Johnson Controls International PLC	1,565	68,688
Kansas City Southern	198	26,336
L-3 Harris Technologies, Inc.	438	91,384
Lockheed Martin Corp.	488	190,349
Masco Corp.	569	23,716
Nielsen Hldgs. PLC	699	14,854
Norfolk Southern Corp.	518	93,064
Northrop Grumman Corp.	310	116,185
PACCAR, Inc.	679	47,537
Parker-Hannifin Corp.	252	45,514
Pentair PLC	329	12,436
Quanta Svcs., Inc.	279	10,546
Raytheon Co.	548	107,512
Republic Svcs., Inc. Cl A	416	36,005
Robert Half International, Inc.	231	12,857
Rockwell Automation, Inc.	231	38,069
Rollins, Inc.	278	9,471
Roper Technologies, Inc.	204	72,747
Snap-on, Inc.	109	17,063
Southwest Airlines Co.	952	51,418
Stanley Black & Decker, Inc.	298	43,034
Textron, Inc.	453	22,179
TransDigm Group, Inc.	97	50,505
Union Pacific Corp.	1,385	224,342
United Airlines Hldgs., Inc.*	435	38,458
United Parcel Svc., Inc. Cl B	1,372	164,393

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

United Rentals, Inc.*	153	19,070
United Technologies Corp.	1,598	218,159
Verisk Analytics, Inc. Cl A	321	50,763
Wabtec Corp.	357	25,654
Waste Management, Inc.	767	88,205
WW Grainger, Inc.	87	25,852
Xylem, Inc.	354	28,185

		4,537,977

INFORMATION TECHNOLOGY (20.9%)
Accenture PLC Cl A	1,252	240,822
Adobe, Inc.*	955	263,819
Advanced Micro Devices, Inc.*	2,141	62,068
Akamai Technologies, Inc.*	325	29,698
Alliance Data Systems Corp.	80	10,250
Amphenol Corp. Cl A	585	56,452
Analog Devices, Inc.	725	81,004
ANSYS, Inc.*	165	36,524
Apple, Inc.	8,369	1,874,405
Applied Materials, Inc.	1,820	90,818
Arista Networks, Inc.*	107	25,564
Autodesk, Inc.*	432	63,806
Automatic Data Processing, Inc.	853	137,691
Broadcom, Inc.	782	215,887
Broadridge Financial Solutions, Inc.	225	27,997
Cadence Design Systems, Inc.*	553	36,542
CDW Corp.	284	35,000
Cisco Systems, Inc.	8,350	412,574
Citrix Systems, Inc.	241	23,261
Cognizant Technology Solutions Corp. Cl A	1,086	65,448
Corning, Inc.	1,536	43,807
DXC Technology Co.	515	15,193
F5 Networks, Inc.*	117	16,429
Fidelity National Information Svcs., Inc.	1,206	160,109
Fiserv, Inc.*	1,123	116,332
FleetCor Technologies, Inc.*	170	48,753
FLIR Systems, Inc.	266	13,989
Fortinet, Inc.*	281	21,570
Gartner, Inc.*	177	25,309
Global Payments, Inc.	592	94,128
Hewlett Packard Enterprise Co.	2,565	38,911
HP, Inc.	2,918	55,209
Intel Corp.	8,705	448,569
International Business Machines Corp.	1,741	253,176
Intuit, Inc.	511	135,895
IPG Photonics Corp.*	70	9,492
Jack Henry & Associates, Inc.	151	22,041
Juniper Networks, Inc.	680	16,830
Keysight Technologies, Inc.*	369	35,885
KLA Corp.	316	50,386
Lam Research Corp.	286	66,097
Leidos Hldgs., Inc.	266	22,844
Mastercard, Inc. Cl A	1,757	477,148
Maxim Integrated Products, Inc.	534	30,924
Microchip Technology, Inc.	468	43,482
Micron Technology, Inc.*	2,176	93,242
Microsoft Corp.	15,036	2,090,455
Motorola Solutions, Inc.	325	55,383
NetApp, Inc.	469	24,627
NVIDIA Corp.	1,198	208,536
Oracle Corp.	4,314	237,400

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Paychex, Inc.	628	51,980
PayPal Hldgs., Inc.*	2,314	239,707
Qorvo, Inc.*	232	17,200
QUALCOMM, Inc.	2,395	182,691
Salesforce.com, Inc.*	1,723	255,762
Seagate Technology PLC	467	25,120
Skyworks Solutions, Inc.	336	26,628
Symantec Corp.	1,117	26,395
Synopsys, Inc.*	295	40,489
TE Connectivity Ltd.	660	61,499
Texas Instruments, Inc.	1,837	237,414
VeriSign, Inc.*	206	38,858
Visa, Inc. Cl A	3,398	584,490
Western Digital Corp.	583	34,770
Western Union Co.	833	19,301
Xerox Hldgs. Corp.	377	11,276
Xilinx, Inc.	496	47,566

		10,662,927

MATERIALS (2.6%)
Air Products & Chemicals, Inc.	433	96,065
Albemarle Corp.	208	14,460
Amcor PLC	3,196	31,161
Avery Dennison Corp.	165	18,739
Ball Corp.	654	47,618
Celanese Corp. Cl A	244	29,839
CF Industries Hldgs., Inc.	429	21,107
Corteva, Inc.	1,475	41,300
Dow, Inc.	1,461	69,617
DuPont de Nemours, Inc.	1,468	104,683
Eastman Chemical Co.	269	19,860
Ecolab, Inc.	494	97,832
FMC Corp.	257	22,534
Freeport-McMoRan, Inc.	2,860	27,370
International Flavors & Fragrances, Inc.	208	25,519
International Paper Co.	771	32,243
Linde PLC	1,065	206,312
LyondellBasell Industries NV Cl A	508	45,451
Martin Marietta Materials, Inc.	122	33,440
Mosaic Co.	695	14,247
Newmont Goldcorp Corp.	1,608	60,976
Nucor Corp.	596	30,342
Packaging Corp. of America	185	19,628
PPG Industries, Inc.	464	54,989
Sealed Air Corp.	305	12,661
Sherwin-Williams Co.	161	88,529
Vulcan Materials Co.	260	39,323
WestRock Co.	504	18,371

		1,324,216

REAL ESTATE (3.1%)
Alexandria Real Estate Equities, Inc.	222	34,197
American Tower Corp.	871	192,604
Apartment Investment & Management Co. Cl A	291	15,173
AvalonBay Communities, Inc.	274	59,000
Boston Properties, Inc.	282	36,564
CBRE Group, Inc. Cl A*	662	35,093
Crown Castle International Corp.	819	113,849
Digital Realty Trust, Inc.	409	53,092
Duke Realty Corp.	710	24,119
Equinix, Inc.	166	95,749
Equity Residential	685	59,088

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Essex Property Trust, Inc.	129	42,138
Extra Space Storage, Inc.	252	29,439
Federal Realty Investment Trust	137	18,651
HCP, Inc.	964	34,347
Host Hotels & Resorts, Inc.	1,432	24,759
Iron Mountain, Inc.	563	18,236
Kimco Realty Corp.	827	17,268
Macerich Co.	214	6,760
Mid-America Apartment Communities, Inc.	223	28,992
Prologis, Inc.	1,239	105,588
Public Storage	295	72,355
Realty Income Corp.	623	47,772
Regency Centers Corp.	328	22,793
SBA Communications Corp. Cl A	223	53,776
Simon Property Group, Inc.	602	93,701
SL Green Realty Corp.	161	13,162
UDR, Inc.	573	27,779
Ventas, Inc.	731	53,385
Vornado Realty Trust	311	19,801
Welltower, Inc.	794	71,976
Weyerhaeuser Co.	1,461	40,470

		1,561,676

UTILITIES (3.4%)
AES Corp.	1,303	21,291
Alliant Energy Corp.	467	25,185
Ameren Corp.	483	38,664
American Electric Power Co., Inc.	970	90,879
American Water Works Co., Inc.	354	43,977
Atmos Energy Corp.	232	26,423
CenterPoint Energy, Inc.	987	29,788
CMS Energy Corp.	557	35,620
Consolidated Edison, Inc.	652	61,594
Dominion Energy, Inc.	1,614	130,799
DTE Energy Co.	359	47,733
Duke Energy Corp.	1,430	137,080
Edison International	701	52,870
Entergy Corp.	390	45,770
Evergy, Inc.	463	30,817
Eversource Energy	635	54,274
Exelon Corp.	1,908	92,176
FirstEnergy Corp.	1,062	51,220
NextEra Energy, Inc.	960	223,670
NiSource, Inc.	733	21,931
NRG Energy, Inc.	497	19,681
Pinnacle West Capital Corp.	220	21,355
PPL Corp.	1,418	44,653
Public Svc. Enterprise Group, Inc.	992	61,583
Sempra Energy	539	79,562
Southern Co.	2,051	126,690
WEC Energy Group, Inc.	620	58,962
Xcel Energy, Inc.	1,030	66,836

		1,741,083

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $34,880,109) 97.1%		49,499,988

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill (1)	A-1+	2.04	10/17/19	200,000	199,819

U.S. GOVERNMENT AGENCIES (2.3%)
FHLB	A-1+	1.50	10/01/19	1,200,000	1,200,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,399,819) 2.7%					1,399,819

TEMPORARY CASH INVESTMENT (0.1%)
JP Morgan Chase, New York Time Deposit		1.15	10/01/19	43,281	43,281

TOTAL TEMPORARY CASH INVESTMENT (Cost: $43,281) 0.1%					43,281

TOTAL INVESTMENTS (Cost: $36,323,209) 99.9%					50,943,088

OTHER NET ASSETS 0.1%					47,497

NET ASSETS 100.0%					$50,990,585

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (2.3%)
AMC Networks, Inc. Cl A*	623	30,627
Cable One, Inc.	71	89,084
Cinemark Hldgs., Inc.	1,502	58,037
John Wiley & Sons, Inc. Cl A	621	27,287
Live Nation Entertainment, Inc.*	1,970	130,690
Meredith Corp.	567	20,786
New York Times Co. Cl A	2,040	58,099
TEGNA, Inc.	3,048	47,335
Telephone & Data Systems, Inc.	1,374	35,449
World Wrestling Entertainment, Inc. Cl A	671	47,742
Yelp, Inc. Cl A*	916	31,831

		576,967

CONSUMER DISCRETIONARY (12.1%)
Aaron’s, Inc.	957	61,497
Adient PLC	1,228	28,195
Adtalem Global Education, Inc.*	780	29,710
American Eagle Outfitters, Inc.	2,253	36,544
AutoNation, Inc.*	830	42,081
Bed Bath & Beyond, Inc.	1,811	19,269
Boyd Gaming Corp.	1,135	27,183
Brinker International, Inc.	534	22,786
Brunswick Corp.	1,214	63,274
Caesars Entertainment Corp.*	7,858	91,624
Carter’s, Inc.	634	57,827
Cheesecake Factory, Inc.	584	24,341
Churchill Downs, Inc.	505	62,345
Cracker Barrel Old Country Store, Inc.	339	55,138
Dana, Inc.	2,029	29,299
Deckers Outdoor Corp.*	409	60,270
Delphi Technologies PLC	1,218	16,321
Dick’s Sporting Goods, Inc.	930	37,953
Dillard’s, Inc. Cl A	146	9,652
Domino’s Pizza, Inc.	586	143,330
Dunkin’ Brands Group, Inc.	1,176	93,327
Eldorado Resorts, Inc.*	927	36,959
Etsy, Inc.*	1,705	96,332
Five Below, Inc.*	787	99,241
Foot Locker, Inc.	1,556	67,157
Gentex Corp.	3,599	99,099
Goodyear Tire & Rubber Co.	3,257	46,917
Graham Hldgs. Co. Cl B	62	41,134
GrubHub, Inc.*	1,299	73,017
Helen of Troy Ltd.*	355	55,969
International Speedway Corp. Cl A	338	15,213
Jack in the Box, Inc.	366	33,350
KB Home	1,208	41,072
Marriott Vacations Worldwide Corp.	547	56,675
Mattel, Inc.*	4,884	55,629
Murphy USA, Inc.*	425	36,252
Ollie’s Bargain Outlet Hldgs., Inc.*	775	45,446
Papa John’s International, Inc.	311	16,281
Penn National Gaming, Inc.*	1,537	28,627
Polaris, Inc.	813	71,552
Pool Corp.	565	113,960
Sally Beauty Hldgs., Inc.*	1,703	25,358

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Scientific Games Corp. CL A*	763	15,527
Service Corp. International	2,580	123,350
Six Flags Entertainment Corp.	1,108	56,275
Skechers U.S.A., Inc. Cl A*	1,888	70,517
Sotheby’s*	462	26,325
Tempur Sealy International, Inc.*	654	50,489
Texas Roadhouse, Inc. Cl A	929	48,791
Thor Industries, Inc.	776	43,953
Toll Brothers, Inc.	1,822	74,793
TRI Pointe Group, Inc.*	2,011	30,246
Urban Outfitters, Inc.*	995	27,949
Visteon Corp.*	395	32,603
Wendy’s Co.	2,625	52,448
Williams-Sonoma, Inc.	1,105	75,118
WeightWatchers International, Inc.*	656	24,810
Wyndham Destinations, Inc.	1,300	59,826
Wyndham Hotels & Resorts, Inc.	1,363	70,522

		3,050,748

CONSUMER STAPLES (2.7%)
Boston Beer Co., Inc. Cl A*	129	46,966
Casey’s General Stores, Inc.	521	83,964
Edgewell Personal Care Co.*	764	24,822
Energizer Hldgs., Inc.	908	39,571
Flowers Foods, Inc.	2,720	62,914
Hain Celestial Group, Inc.*	1,134	24,353
Ingredion, Inc.	942	76,999
Lancaster Colony Corp.	280	38,822
Nu Skin Enterprises, Inc. Cl A	787	33,471
Pilgrim’s Pride Corp.*	741	23,745
Post Hldgs., Inc.*	968	102,453
Sanderson Farms, Inc.	279	42,221
Spectrum Brands Hldgs., Inc.	89	4,692
Sprouts Farmers Market, Inc.*	1,668	32,259
Tootsie Roll Industries, Inc.	239	8,876
TreeHouse Foods, Inc.*	789	43,750

		689,878

ENERGY (2.1%)
Antero Midstream Corp.	3,612	26,729
Apergy Corp.*	1,101	29,782
Chesapeake Energy Corp.*	15,845	22,342
CNX Resources Corp.*	2,678	19,442
Core Laboratories NV	622	28,998
EQT Corp.	3,610	38,410
Equitrans Midstream Corp.	2,867	41,715
Matador Resources Co.*	1,532	25,324
Murphy Oil Corp.	2,170	47,979
Oasis Petroleum, Inc.*	4,035	13,961
Oceaneering International, Inc.*	1,397	18,929
Patterson-UTI Energy, Inc.	2,841	24,290
PBF Energy, Inc. Cl A	1,437	39,072
Southwestern Energy Co.*	7,673	14,809
Transocean Ltd.*	8,110	36,252
World Fuel Svcs. Corp.	928	37,064
WPX Energy, Inc.*	5,955	63,063

		528,161

FINANCIALS (17.0%)
Alleghany Corp.*	205	163,541
American Financial Group, Inc.	1,054	113,674
Associated Banc-Corp.	2,294	46,454

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

BancorpSouth Bank	1,327	39,293
Bank of Hawaii Corp.	574	49,324
Bank OZK	1,715	46,768
Brighthouse Financial, Inc.*	1,573	63,659
Brown & Brown, Inc.	3,300	118,998
Cathay General Bancorp	1,073	37,271
CNO Financial Group, Inc.	2,203	34,874
Commerce Bancshares, Inc.	1,399	84,849
Cullen/Frost Bankers, Inc.	803	71,106
East West Bancorp, Inc.	2,056	91,060
Eaton Vance Corp.	1,599	71,843
Evercore, Inc. Cl A	565	45,257
FactSet Research Systems, Inc.	543	131,933
Federated Investors, Inc. Cl B	1,364	44,207
First American Financial Corp.	1,585	93,531
First Financial Bankshares, Inc.	1,917	63,894
First Horizon National Corp.	4,425	71,685
FirstCash, Inc.	610	55,918
FNB Corp.	4,598	53,015
Fulton Financial Corp.	2,349	38,007
Genworth Financial, Inc. Cl A*	7,133	31,385
Green Dot Corp. Cl A*	675	17,044
Hancock Whitney Corp.	1,283	49,133
Hanover Insurance Group, Inc.	561	76,038
Home BancShares, Inc.	2,200	41,349
Interactive Brokers Group, Inc. Cl A	1,085	58,351
International Bancshares Corp.	816	31,514
iShares Core S&P Mid-Cap ETF	926	178,931
Janus Henderson Group PLC	2,255	50,647
Jefferies Financial Group, Inc.	3,573	65,743
Kemper Corp.	885	68,986
Legg Mason, Inc.	1,154	44,071
LendingTree, Inc.*	108	33,526
Mercury General Corp.	383	21,402
Navient Corp.	2,877	36,826
New York Community Bancorp, Inc.	6,595	82,767
Old Republic International Corp.	4,021	94,775
PacWest Bancorp	1,670	60,688
Pinnacle Financial Partners, Inc.	1,021	57,942
Primerica, Inc.	593	75,447
Prosperity Bancshares, Inc.	975	68,864
Reinsurance Group of America, Inc. Cl A	890	142,293
RenaissanceRe Hldgs. Ltd.	627	121,293
SEI Investments Co.	1,794	106,304
Selective Insurance Group, Inc.	844	63,460
Signature Bank	774	92,276
SLM Corp.	6,045	53,347
Sterling Bancorp	2,906	58,294
Stifel Financial Corp.	984	56,462
Synovus Financial Corp.	2,178	77,885
TCF Financial Corp.	2,170	82,612
Texas Capital Bancshares, Inc.*	713	38,966
Trustmark Corp.	911	31,074
UMB Financial Corp.	611	39,458
Umpqua Hldgs. Corp.	3,116	51,289
United Bankshares, Inc.	1,440	54,533
Valley National Bancorp	4,691	50,991
Washington Federal, Inc.	1,123	41,540
Webster Financial Corp.	1,305	61,165
Wintrust Financial Corp.	802	51,833
WR Berkley Corp.	2,049	147,999

		4,298,664

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

HEALTH CARE (9.5%)
Acadia Healthcare Co., Inc.*	1,257	39,068
Allscripts Healthcare Solutions, Inc.*	2,349	25,792
Amedisys, Inc.*	455	59,610
Avanos Medical, Inc.*	676	25,323
Bio-Rad Laboratories, Inc. Cl A*	303	100,820
Bio-Techne Corp.	538	105,270
Cantel Medical Corp.	519	38,821
Catalent, Inc.*	2,070	98,656
Charles River Laboratories International, Inc.*	691	91,468
Chemed Corp.	226	94,371
Covetrus, Inc.*	1,386	16,479
Encompass Health Corp.	1,391	88,022
Exelixis, Inc.*	4,288	75,833
Globus Medical, Inc. Cl A*	1,086	55,516
Haemonetics Corp.*	722	91,073
HealthEquity, Inc.*	1,002	57,259
Hill-Rom Hldgs., Inc.	946	99,548
ICU Medical, Inc.*	271	43,252
Integra LifeSciences Hldgs. Corp.*	1,006	60,430
Ligand Pharmaceuticals, Inc.*	270	26,876
LivaNova PLC*	683	50,398
Masimo Corp.*	697	103,707
Medidata Solutions, Inc.*	881	80,612
MEDNAX, Inc.*	1,189	26,895
Molina Healthcare, Inc.*	889	97,541
NuVasive, Inc.*	739	46,838
Patterson Cos., Inc.	1,216	21,669
Penumbra, Inc.*	453	60,924
PRA Health Sciences, Inc.*	885	87,819
Prestige Consumer Healthcare, Inc.*	710	24,630
Repligen Corp.*	655	50,232
STERIS PLC	1,199	173,244
Syneos Health, Inc. Cl A*	882	46,931
Tenet Healthcare Corp.*	1,464	32,384
United Therapeutics Corp.*	620	49,445
West Pharmaceutical Svcs., Inc.	1,044	148,060

		2,394,816

INDUSTRIALS (15.4%)
Acuity Brands, Inc.	561	75,617
AECOM*	2,232	83,834
AGCO Corp.	894	67,676
ASGN, Inc.*	747	46,957
Avis Budget Group, Inc.*	827	23,371
Axon Enterprise, Inc.*	837	47,525
Brink’s Co.	706	58,563
Carlisle Cos., Inc.	800	116,432
Clean Harbors, Inc.*	727	56,124
Colfax Corp.*	1,178	34,233
Crane Co.	719	57,973
Curtiss-Wright Corp.	604	78,139
Deluxe Corp.	608	29,889
Donaldson Co., Inc.	1,803	93,900
Dycom Industries, Inc.*	444	22,666
EMCOR Group, Inc.	793	68,293
EnerSys	603	39,762
Fluor Corp.	1,970	37,686
GATX Corp.	504	39,075

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Genesee & Wyoming, Inc. Cl A*	801	88,519
Graco, Inc.	2,358	108,562
Granite Construction, Inc.	660	21,206
Healthcare Svcs. Group, Inc.	1,054	25,602
Herman Miller, Inc.	840	38,716
HNI Corp.	606	21,513
Hubbell, Inc. Cl B	772	101,441
Insperity, Inc.	547	53,945
ITT, Inc.	1,243	76,059
JetBlue Airways Corp.*	4,182	70,048
KAR Auction Svcs, Inc.	1,888	46,350
Kennametal, Inc.	1,165	35,812
Kirby Corp.*	844	69,343
Knight-Swift Transportation Hldgs., Inc. Cl A	1,733	62,908
Landstar System, Inc.	560	63,045
Lennox International, Inc.	499	121,242
Lincoln Electric Hldgs., Inc.	872	75,655
ManpowerGroup, Inc.	843	71,014
MasTec, Inc.*	848	55,061
MSA Safety, Inc.	504	54,991
MSC Industrial Direct Co., Inc. Cl A	637	46,201
Nordson Corp.	725	106,039
NOW, Inc.*	1,546	17,733
nVent Electric PLC	2,200	48,488
Old Dominion Freight Line, Inc.	906	153,993
Oshkosh Corp.	964	73,071
Owens Corning	1,527	96,507
Regal Beloit Corp.	590	42,981
Resideo Technologies, Inc.*	1,741	24,983
Ryder System, Inc.	756	39,138
Stericycle, Inc.*	1,282	65,292
Teledyne Technologies, Inc.*	516	166,147
Terex Corp.	922	23,945
Tetra Tech, Inc.	773	67,066
Timken Co.	968	42,118
Toro Co.	1,507	110,463
Trex Co., Inc.*	827	75,199
Trinity Industries, Inc.	1,449	28,516
Valmont Industries, Inc.	307	42,501
Watsco, Inc.	461	77,992
Werner Enterprises, Inc.	625	22,062
Woodward, Inc.	799	86,156
XPO Logistics, Inc.*	1,307	93,542

		3,888,880

INFORMATION TECHNOLOGY (14.8%)
ACI Worldwide, Inc.*	1,652	51,749
Arrow Electronics, Inc.*	1,179	87,930
Avnet, Inc.	1,469	65,348
Belden, Inc.	549	29,284
Blackbaud, Inc.	698	63,057
CACI International, Inc. Cl A*	354	81,866
CDK Global, Inc.	1,705	81,993
Ciena Corp.*	2,190	85,914
Cirrus Logic, Inc.*	825	44,204
Cognex Corp.	2,432	119,484
Coherent, Inc.*	342	52,572
CommVault Systems, Inc.*	583	26,066
CoreLogic, Inc.*	1,138	52,655
Cree, Inc.*	1,512	74,088
Cypress Semiconductor Corp.	5,223	121,905

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Fair Isaac Corp.*	411	124,747
First Solar, Inc.*	1,074	62,303
II-VI, Inc.*	1,228	43,238
InterDigital, Inc.	438	22,982
j2 Global, Inc.	658	59,760
Jabil, Inc.	1,975	70,646
KBR, Inc.	1,996	48,982
Littelfuse, Inc.	349	61,881
LiveRamp Hldgs., Inc.*	934	40,125
LogMeIn, Inc.	703	49,885
Lumentum Hldgs., Inc.*	1,092	58,487
Manhattan Associates, Inc.*	904	72,926
MAXIMUS, Inc.	906	69,997
MKS Instruments, Inc.	773	71,332
Monolithic Power Systems, Inc.	569	88,553
National Instruments Corp.	1,674	70,291
NCR Corp.*	1,803	56,903
NetScout Systems, Inc.*	941	21,699
Perspecta, Inc.	1,956	51,091
Plantronics, Inc.	458	17,093
PTC, Inc.*	1,468	100,088
Sabre Corp.	3,867	86,601
Science Applications International Corp.	702	61,320
Semtech Corp.*	942	45,791
Silicon Laboratories, Inc.*	614	68,369
Synaptics, Inc.*	467	18,657
SYNNEX Corp.	578	65,256
Tech Data Corp.*	503	52,433
Teradata Corp.*	1,615	50,065
Teradyne, Inc.	2,406	139,331
Trimble, Inc.*	3,555	137,970
Tyler Technologies, Inc.*	548	143,850
Universal Display Corp.	599	100,572
Versum Materials, Inc.	1,545	81,777
ViaSat, Inc.*	813	61,235
Vishay Intertechnology, Inc.	1,874	31,727
WEX, Inc.*	613	123,869
Zebra Technologies Corp. Cl A*	766	158,079

		3,728,026

MATERIALS (5.9%)
Allegheny Technologies, Inc.*	1,787	36,187
AptarGroup, Inc.	907	107,434
Ashland Global Hldgs., Inc.	855	65,878
Cabot Corp.	815	36,936
Carpenter Technology Corp.	676	34,922
Chemours Co.	2,296	34,302
Commercial Metals Co.	1,665	28,938
Compass Minerals International, Inc.	480	27,115
Domtar Corp.	886	31,728
Eagle Materials, Inc.	594	53,466
Greif, Inc. Cl A	370	14,019
Ingevity Corp.*	591	50,140
Louisiana-Pacific Corp.	1,747	42,941
Minerals Technologies, Inc.	497	26,386
NewMarket Corp.	105	49,569
Olin Corp.	2,320	43,430
Owens-Illinois, Inc.	2,187	22,461
PolyOne Corp.	1,090	35,589
Reliance Steel & Aluminum Co.	942	93,880
Royal Gold, Inc.	930	114,585

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

RPM International, Inc.	1,832	126,060
Scotts Miracle-Gro Co.	561	57,121
Sensient Technologies Corp.	599	41,121
Silgan Hldgs., Inc.	1,102	33,099
Sonoco Products Co.	1,416	82,425
Steel Dynamics, Inc.	3,093	92,172
United States Steel Corp.	2,395	27,662
Valvoline, Inc.	2,661	58,622
Worthington Industries, Inc.	525	18,926

		1,487,114

REAL ESTATE (11.1%)
Alexander & Baldwin, Inc.	960	23,530
American Campus Communities, Inc.	1,940	93,275
Brixmor Property Group, Inc.	4,186	84,934
Camden Property Trust	1,365	151,529
CoreCivic, Inc.	1,681	29,048
CoreSite Realty Corp.	522	63,606
Corporate Office Properties Trust	1,576	46,933
Cousins Properties, Inc.	2,064	77,586
CyrusOne, Inc.	1,599	126,481
Douglas Emmett, Inc.	2,323	99,494
EastGroup Properties, Inc.	529	66,136
EPR Properties	1,094	84,085
First Industrial Realty Trust, Inc.	1,785	70,615
GEO Group, Inc.	1,716	29,755
Healthcare Realty Trust, Inc.	1,825	61,138
Highwoods Properties, Inc.	1,463	65,747
JBG SMITH Properties	1,660	65,089
Jones Lang LaSalle, Inc.	728	101,236
Kilroy Realty Corp.	1,310	102,036
Lamar Advertising Co. Cl A	1,214	99,463
Liberty Property Trust	2,228	114,363
Life Storage, Inc.	659	69,465
Mack-Cali Realty Corp.	1,278	27,682
Medical Properties Trust, Inc.	6,306	123,345
National Retail Properties, Inc.	2,418	136,375
Omega Healthcare Investors, Inc.	3,055	127,668
Park Hotels & Resorts, Inc.	3,365	84,024
Pebblebrook Hotel Trust	1,840	51,189
PotlatchDeltic Corp.	951	39,072
PS Business Parks, Inc.	283	51,492
Rayonier, Inc.	1,836	51,775
Sabra Health Care REIT, Inc.	2,673	61,372
Senior Housing Properties Trust	3,358	31,078
Service Properties Trust	2,314	59,678
Spirit Realty Capital, Inc.	1,268	60,686
Tanger Factory Outlet Centers, Inc.	1,319	20,418
Taubman Centers, Inc.	858	35,032
Uniti Group, Inc.	2,725	21,160
Urban Edge Properties	1,624	32,139
Weingarten Realty Investors	1,703	49,608

		2,789,337

UTILITIES (4.7%)
ALLETE, Inc.	732	63,984
Aqua America, Inc.	3,053	136,866
Black Hills Corp.	862	66,141
Hawaiian Electric Industries, Inc.	1,539	70,194
IDACORP, Inc.	712	80,221
MDU Resources Group, Inc.	2,815	79,355
National Fuel Gas Co.	1,224	57,430

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

New Jersey Resources Corp.	1,272	57,520
NorthWestern Corp.	714	53,586
OGE Energy Corp.	2,832	128,516
ONE Gas, Inc.	746	71,698
PNM Resources, Inc.	1,127	58,694
Southwest Gas Hldgs., Inc.	766	69,737
Spire, Inc.	718	62,638
UGI Corp.	2,948	148,196

		1,204,776

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $20,602,231) 97.6%		24,637,367

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.8%)
U.S. Treasury Bill (1)	A-1+	2.04	10/17/19	200,000	199,819

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $199,819) 0.8%					199,819

TEMPORARY CASH INVESTMENT (1.5%)
Citibank, New York Time Deposit		1.15	10/01/19	370,136	370,136

TOTAL TEMPORARY CASH INVESTMENT (Cost: $370,136) 1.5%					370,136

TOTAL INVESTMENTS (Cost: $21,172,186) 99.9%					25,207,322

OTHER NET ASSETS 0.1%					28,627

NET ASSETS 100.0%					$25,235,949

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (1.8%)
MSG Networks, Inc. Cl A*	1,393	22,594
ORBCOMM, Inc.*	10,597	50,442
TEGNA, Inc.	8,234	127,874

		200,910

CONSUMER DISCRETIONARY (7.6%)
Bloomin’ Brands, Inc.	6,214	117,631
Caleres, Inc.	3,418	80,016
Capri Hldgs. Ltd.*	868	28,783
Haverty Furniture Cos., Inc.	3,649	73,965
Hilton Grand Vacations, Inc.*	693	22,176
Lithia Motors, Inc. Cl A	585	77,442
Marriott Vacations Worldwide Corp.	1,618	167,641
Playa Hotels & Resorts NV*	8,729	68,348
Sonic Automotive, Inc. Cl A	2,729	85,718
Taylor Morrison Home Corp. Cl A*	1,106	28,689
Unifi, Inc.*	598	13,108
ZAGG, Inc.*	12,488	78,300

		841,817

CONSUMER STAPLES (2.0%)
Crimson Wine Group Ltd.*	14,778	111,574
Vector Group Ltd.	8,885	105,820

		217,394

ENERGY (4.1%)
Abraxas Petroleum Corp.*	2,714	1,378
Callon Petroleum Co.*	14,330	62,192
CrossAmerica Partners LP*	3,448	58,823
Matrix Svcs. Co.*	2,231	38,239
PBF Energy, Inc. Cl A	6,768	184,022
PDC Energy, Inc.*	2,107	58,469
ProPetro Hldg. Corp.*	4,942	44,923

		448,046

FINANCIALS (30.7%)
American Equity Investment Life Hldg. Co.	4,626	111,949
Argo Group International Hldgs. Ltd.	1,503	105,571
BancFirst Corp.	3,215	178,175
Bank of Marin Bancorp	2,311	95,883
Banner Corp.	2,682	150,648
Blackstone Mortgage Trust, Inc. Cl A	3,339	119,703
Brookline Bancorp, Inc.	10,582	155,873
Bryn Mawr Bank Corp.	3,095	112,999
Cadence Bancorporation Cl A	4,864	85,315
CenterState Bank Corp.	917	21,994
Columbia Banking System, Inc.	1,569	57,896
Dime Community Bancshares, Inc.	4,671	100,006
Ellington Financial, Inc.	9,189	166,045
Enterprise Financial Svcs. Corp.	3,342	136,187
Essent Group Ltd.	2,244	106,971
First Interstate BancSystem, Inc. Cl A	4,072	163,857
Flushing Financial Corp.	3,563	71,990
Great Southern Bancorp, Inc.	1,306	74,377
Heritage Commerce Corp.	5,239	61,585
IBERIABANK Corp.	1,628	122,979
Investors Bancorp, Inc.	4,788	54,392
Marlin Business Svcs. Corp.	5,008	126,152
Northfield Bancorp, Inc.	7,720	123,983
Peoples Bancorp, Inc.	1,999	63,588
Selective Insurance Group, Inc.	2,912	218,953
Sterling Bancorp	2,464	49,428
Stifel Financial Corp.	1,595	91,521

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Stock Yards Bancorp, Inc.	6,212	227,918
TriCo Bancshares	2,098	76,157
UMB Financial Corp.	1,409	90,993
United Financial Bancorp, Inc.	1,985	27,056
Wintrust Financial Corp.	496	32,057

		3,382,201

HEALTH CARE (3.9%)
Acadia Healthcare Co., Inc.*	2,615	81,274
Emergent BioSolutions, Inc.*	738	38,582
Pacific Biosciences of California, Inc.*	4,001	20,645
SeaSpine Hldgs. Corp.*	2,065	25,214
Sientra, Inc.*	4,915	31,849
Supernus Pharmaceuticals, Inc.*	4,181	114,894
Vericel Corp.*	4,169	63,119
Wright Medical Group NV*	3,139	64,757

		440,334

INDUSTRIALS (12.6%)
AAR Corp.	1,892	77,970
Builders FirstSource, Inc.*	2,333	48,002
Daseke, Inc.*	5,762	14,405
EMCOR Group, Inc.	268	23,080
Encore Wire Corp.	3,007	169,234
Hillenbrand, Inc.	2,114	65,280
Kratos Defense & Security Solutions, Inc.*	3,555	66,105
Miller Industries, Inc.	6,887	229,337
Mueller Industries, Inc.	9,214	264,258
Quad/Graphics, Inc.	11,040	116,030
Spirit Airlines, Inc.*	2,196	79,715
Universal Forest Products, Inc.	2,523	100,617
VSE Corp.	3,997	136,258

		1,390,291

INFORMATION TECHNOLOGY (9.5%)
Anixter International, Inc.*	1,024	70,779
Cardtronics PLC Cl A*	1,476	44,635
Cohu, Inc.	2,294	30,980
EchoStar Corp. Cl A*	445	17,631
Everspin Technologies, Inc.*	2,711	16,618
II-VI, Inc.*	1,141	40,175
KEMET Corp.	3,190	57,994
Lumentum Hldgs., Inc.*	812	43,491
ManTech International Corp. Cl A	1,032	73,695
MKS Instruments, Inc.	414	38,204
Perficient, Inc.*	2,002	77,237
Perspecta, Inc.	2,422	63,263
Plexus Corp.*	907	56,697
Richardson Electronics Ltd.*	13,818	80,144
Sequans Communications S.A.*	21,366	18,546
SYNNEX Corp.	1,350	152,415
ViaSat, Inc.*	348	26,211
Xperi Corp.	2,723	56,312
Xura, Inc.*	3,068	76,700	††

		1,041,727

MATERIALS (3.4%)
Berry Global Group, Inc.*	1,212	47,595
Boise Cascade Co.	2,324	75,739
Cleveland-Cliffs, Inc.	11,100	80,142
Olin Corp.	4,485	83,959
PolyOne Corp.	2,567	83,813

		371,248

REAL ESTATE (12.0%)
Alexander’s, Inc.	146	50,868
Chatham Lodging Trust	3,086	56,011

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Consolidated-Tomoka Land Co.	682	44,739
Cousins Properties, Inc.	3,106	116,755
Easterly Government Properties, Inc.	6,499	138,429
GEO Group, Inc.	6,365	110,369
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,077	31,395
Highwoods Properties, Inc.	2,613	117,428
Industrial Logistics Properties Trust	4,170	88,612
JBG SMITH Properties	2,246	88,066
Medical Properties Trust, Inc.	7,267	142,142
Park Hotels & Resorts, Inc.	2,417	60,352
RLJ Lodging Trust	3,312	56,271
Sabra Health Care REIT, Inc.	4,856	111,494
Spirit Realty Capital, Inc.	1,056	50,540
Summit Hotel Properties, Inc.	2,156	25,010
Urstadt Biddle Properties, Inc. Cl A	1,332	31,568

		1,320,049

UTILITIES (8.5%)
Avista Corp.	2,694	130,497
Black Hills Corp.	1,481	113,637
IDACORP, Inc.	1,209	136,218
Northwest Natural Hldg. Co.	1,158	82,612
NorthWestern Corp.	1,607	120,605
PNM Resources, Inc.	2,546	132,596
Portland General Electric Co.	2,431	137,036
Spire, Inc.	964	84,099

		937,300

TOTAL COMMON STOCKS (Cost: $9,770,806) 96.1%		10,591,317

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (3.6%)
U.S. Treasury Bill	A-1+	2.04	10/01/19	400,000	400,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $400,000) 3.6%					400,000

TEMPORARY CASH INVESTMENT (1.4%)
Citibank, New York Time Deposit		1.15	10/01/19	154,515	154,515

TOTAL TEMPORARY CASH INVESTMENT (Cost: $154,515) 1.4%					154,515

TOTAL INVESTMENTS (Cost: $10,325,321) 101.1%					11,145,832

OTHER NET ASSETS -1.1%					(121,069)

NET ASSETS 100.0%					$11,024,763

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (3.4%)
Cogent Communications Hldgs., Inc.	710	39,121
Gray Television, Inc.*	2,294	37,438
Nexstar Media Group, Inc. Cl A	729	74,584
Shenandoah Telecommunications Co.	2,179	69,227
World Wrestling Entertainment, Inc. Cl A	453	32,231
Zynga, Inc. Cl A*	7,369	42,888

		295,489

CONSUMER DISCRETIONARY (11.9%)
Bloomin’ Brands, Inc.	7,765	146,992
Chegg, Inc.*	1,003	30,040
Dave & Buster’s Entertainment, Inc.	1,538	59,905
Etsy, Inc.*	1,113	62,884
Five Below, Inc.*	990	124,839
Fox Factory Hldg. Corp.*	485	30,186
Grand Canyon Education, Inc.*	369	36,236
Haverty Furniture Cos., Inc.	2,882	58,418
Lithia Motors, Inc. Cl A	688	91,078
Marriott Vacations Worldwide Corp.	468	48,489
Red Rock Resorts, Inc. Cl A	5,424	110,134
Skyline Champion Corp.*	1,543	46,429
Sonos, Inc.*	2,296	30,789
Steven Madden Ltd.	3,934	140,798
Thor Industries, Inc.	666	37,722

		1,054,939

CONSUMER STAPLES (1.9%)
Freshpet, Inc.*	1,079	53,702
Vector Group Ltd.	4,104	48,879
WD-40 Co.	328	60,201

		162,782

ENERGY (0.9%)
Kosmos Energy Ltd.	12,244	76,403

FINANCIALS (7.0%)
Allegiance Bancshares, Inc.*	1,463	46,948
Essent Group Ltd.	1,208	57,585
First Merchants Corp.	1,807	68,007
Heritage Financial Corp.	2,393	64,515
iShares Micro-Cap ETF	986	86,916
Moelis & Co. Cl A	2,244	73,715
Primerica, Inc.	617	78,501
Selective Insurance Group, Inc.	448	33,685
Starwood Property Trust, Inc.	2,360	57,159
TriState Capital Hldgs., Inc.*	2,304	48,476

		615,507

HEALTH CARE (25.0%)
ACADIA Pharmaceuticals, Inc.*	1,622	58,376
Acceleron Pharma, Inc.*	913	36,073
Alder Biopharmaceuticals, Inc.*	1,642	30,968
Amicus Therapeutics, Inc.*	3,145	25,223
AxoGen, Inc.*	1,302	16,249
Blueprint Medicines Corp.*	642	47,168
Cambrex Corp.*	930	55,335
CareDx, Inc.*	965	21,819
CRISPR Therapeutics AG*	591	24,225
Emergent BioSolutions, Inc.*	2,216	115,852
FibroGen, Inc.*	546	20,191
Global Blood Therapeutics, Inc.*	504	24,454

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Globus Medical, Inc. Cl A*	1,123	57,408
Haemonetics Corp.*	311	39,230
HealthEquity, Inc.*	1,383	79,032
Horizon Therapeutics PLC*	3,096	84,304
ICU Medical, Inc.*	189	30,164
Insmed, Inc.*	1,229	21,680
Insulet Corp.*	310	51,128
Intersect ENT, Inc.*	1,242	21,127
Invitae Corp.*	1,426	27,479
iRhythm Technologies, Inc.*	782	57,954
Karyopharm Therapeutics, Inc.*	3,336	32,092
LHC Group, Inc.*	715	81,196
Madrigal Pharmaceuticals, Inc.*	334	28,797
Masimo Corp.*	293	43,595
Medicines Co.*	1,348	67,400
Natera, Inc.*	682	22,370
Neogen Corp.*	774	52,717
NeoGenomics, Inc.*	2,121	40,554
Neurocrine Biosciences, Inc.*	366	32,980
Novocure Ltd.*	751	56,160
Omnicell, Inc.*	1,017	73,499
Quidel Corp.*	483	29,632
Repligen Corp.*	986	75,616
Sage Therapeutics, Inc.*	179	25,112
Sientra, Inc.*	5,497	35,621
Simulations Plus, Inc.	557	19,328
STAAR Surgical Co.*	859	22,145
Supernus Pharmaceuticals, Inc.*	2,334	64,138
Tabula Rasa HealthCare, Inc.*	907	49,830
Tactile Systems Technology, Inc.*	1,006	42,574
Tandem Diabetes Care, Inc.*	1,044	61,575
Teladoc Health, Inc.*	903	61,151
Ultragenyx Pharmaceutical, Inc.*	571	24,427
US Physical Therapy, Inc.	488	63,708
Vericel Corp.*	2,254	34,126
Wright Medical Group NV*	2,021	41,693
Xencor, Inc.*	1,366	46,075
Zogenix, Inc.*	751	30,070

		2,203,620

INDUSTRIALS (17.0%)
BG Staffing, Inc.	1,191	22,760
Brink’s Co.	1,803	149,559
Echo Global Logistics, Inc.*	2,834	64,190
EMCOR Group, Inc.	1,090	93,871
EnerSys	545	35,937
Exponent, Inc.	1,206	84,299
Generac Hldgs., Inc.*	1,165	91,266
Gorman-Rupp Co.	2,564	89,201
Heidrick & Struggles International, Inc.	1,632	44,554
IAA, Inc.*	1,543	64,389
John Bean Technologies Corp.	520	51,704
Knight-Swift Transportation Hldgs., Inc. Cl A	1,717	62,327
Knoll, Inc.	1,605	40,687
Kratos Defense & Security Solutions, Inc.*	3,934	73,153
Simpson Manufacturing Co., Inc.	1,289	89,418
Spirit Airlines, Inc.*	1,865	67,700
Teledyne Technologies, Inc.*	378	121,712
Trex Co., Inc.*	1,686	153,308
US Ecology, Inc.	793	50,705
Willdan Group, Inc.*	1,560	54,725

		1,505,465

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

INFORMATION TECHNOLOGY (20.0%)
Akoustis Technologies, Inc.*	4,966	38,486
Altair Engineering, Inc. Cl A*	1,464	50,684
Cabot Microelectronics Corp.	329	46,458
Cardtronics PLC Cl A*	1,553	46,963
Cohu, Inc.	2,607	35,208
Cornerstone OnDemand, Inc.*	826	45,281
Cypress Semiconductor Corp.	3,002	70,067
EPAM Systems, Inc.*	382	69,646
Everspin Technologies, Inc.*	2,580	15,815
Five9, Inc.*	2,785	149,666
Globant S.A.*	906	82,971
II-VI, Inc.*	1,632	57,463
Itron, Inc.*	631	46,669
Lattice Semiconductor Corp.*	1,910	34,924
LivePerson, Inc.*	1,911	68,223
LogMeIn, Inc.	499	35,409
Lumentum Hldgs., Inc.*	774	41,455
MaxLinear, Inc. Cl A*	2,259	50,557
New Relic, Inc.*	754	46,333
Novanta, Inc.*	631	51,565
Perficient, Inc.*	2,638	101,774
Proofpoint, Inc.*	478	61,686
Pure Storage, Inc. Cl A*	2,394	40,554
Q2 Hldgs., Inc.*	862	67,986
Rapid7, Inc.*	2,412	109,481
SailPoint Technologies Hldg., Inc.*	1,423	26,596
Science Applications International Corp.	691	60,359
Semtech Corp.*	695	33,784
Silicon Laboratories, Inc.*	592	65,919
SYNNEX Corp.	324	36,580
Xperi Corp.	1,812	37,472
Zendesk, Inc.*	557	40,594

		1,766,628

MATERIALS (2.7%)
Berry Global Group, Inc.*	753	29,570
Compass Minerals International, Inc.	424	23,952
Ferroglobe Representation & Warranty Insurance Trust*	1,185	0	††
Ingevity Corp.*	871	73,896
Innospec, Inc.	510	45,461
Royal Gold, Inc.	530	65,301

		238,180

REAL ESTATE (5.2%)
Americold Realty Trust	2,235	82,851
CareTrust REIT, Inc.	2,004	47,104
Easterly Government Properties, Inc.	5,950	126,735
QTS Realty Trust, Inc. Cl A	1,185	60,921
Redfin Corp.*	1,898	31,962
Terreno Realty Corp.	2,066	105,552

		455,125

UTILITIES (1.6%)
Chesapeake Utilities Corp.	731	69,679
Suburban Propane Partners LP	2,894	68,385

		138,064

TOTAL COMMON STOCKS (Cost: $7,679,865) 96.6%		8,512,202

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (3.3%)
JP Morgan Chase, New York Time Deposit	1.15	10/01/19	291,724	291,724

TOTAL TEMPORARY CASH INVESTMENT (Cost: $291,724) 3.3%				291,724

TOTAL INVESTMENTS (Cost: $7,971,589) 99.9%				8,803,926

OTHER NET ASSETS 0.1%				11,400

NET ASSETS 100.0%				$8,815,326

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
FINANCIALS (98.1%)
iShares Core MSCI EAFE ETF	13,903	849,056
iShares MSCI EAFE ETF	4,441	289,598
iShares MSCI EAFE Growth ETF	1,820	146,528
iShares MSCI EAFE Value ETF	2,960	140,215
Vanguard FTSE Developed Markets ETF	4,146	170,318
Vanguard FTSE Europe ETF	1,243	66,637
Vanguard FTSE Pacific ETF	1,048	69,220

		1,731,572

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $1,754,225) 98.1%		1,731,572

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.9%)
Citibank, New York Time Deposit	1.15	10/01/19	33,055	33,055

TOTAL TEMPORARY CASH INVESTMENT (Cost: $33,055) 1.9%				33,055

TOTAL INVESTMENTS (Cost: $1,787,280) 100.0%				1,764,627

OTHER NET ASSETS 0.0% (3)				(438)

NET ASSETS 100.0%				$1,764,189

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (41.4%)
U.S. Treasury Bond	AA+	2.25	08/15/46	100,000	102,625
U.S. Treasury Bond	AA+	2.88	05/15/43	200,000	229,461
U.S. Treasury Bond	AA+	2.88	05/15/49	300,000	350,180
U.S. Treasury Note	AA+	1.25	08/31/24	150,000	147,920
U.S. Treasury Note	AA+	1.63	02/15/26	90,000	90,039
U.S. Treasury Note	AA+	2.00	11/15/26	600,000	615,305
U.S. Treasury Note	AA+	2.25	02/15/27	150,000	156,498
U.S. Treasury Note	AA+	2.25	08/15/27	1,200,000	1,254,562
U.S. Treasury Note	AA+	2.25	11/15/27	500,000	523,066
U.S. Treasury Note	AA+	2.63	02/15/29	700,000	757,805
U.S. Treasury Note	AA+	2.38	05/15/27	1,550,000	1,633,252
U.S. Treasury Note	AA+	2.38	05/15/29	2,000,000	2,124,453
U.S. Treasury Strip	AA+	0.00	08/15/28	1,000,000	857,549
U.S. Treasury Strip	AA+	0.00	08/15/29	1,100,000	923,257

					9,765,972

U.S. GOVERNMENT AGENCIES (27.5%)
MORTGAGE-BACKED OBLIGATIONS (27.5%)
FHLMC	AA+	2.50	09/01/27	35,239	35,613
FHLMC	AA+	3.00	06/01/27	20,706	21,269
FHLMC	AA+	3.00	08/01/27	23,483	24,090
FHLMC	AA+	3.00	02/01/32	34,331	35,322
FHLMC	AA+	3.00	11/01/42	35,047	36,141
FHLMC	AA+	3.00	04/01/43	42,076	43,418
FHLMC	AA+	3.50	05/01/42	56,747	59,652
FHLMC	AA+	3.50	01/01/43	44,196	46,462
FHLMC	AA+	3.50	04/01/43	67,337	70,873
FHLMC	AA+	3.50	11/01/43	62,668	65,871
FHLMC	AA+	3.50	07/01/45	59,498	62,855
FHLMC	AA+	4.00	02/01/25	3,135	3,263
FHLMC	AA+	4.00	11/01/33	81,488	85,177
FHLMC	AA+	4.00	01/01/38	129,666	139,206
FHLMC	AA+	4.00	03/01/41	19,651	21,000
FHLMC	AA+	4.00	07/01/41	26,461	28,286
FHLMC	AA+	4.00	11/01/42	27,078	29,022
FHLMC	AA+	4.00	01/01/44	76,085	81,044
FHLMC	AA+	4.00	10/01/44	47,602	50,343
FHLMC	AA+	4.00	06/01/45	59,244	62,754
FHLMC	AA+	4.00	05/01/47	79,301	83,389
FHLMC	AA+	4.50	03/01/34	9,414	10,118
FHLMC	AA+	4.50	08/01/34	3,765	4,079
FHLMC	AA+	4.50	02/01/44	27,713	29,821
FHLMC	AA+	5.00	02/01/26	1,682	1,801
FHLMC	AA+	5.50	03/01/21	428	431
FHLMC	AA+	5.50	07/01/32	3,328	3,640
FHLMC	AA+	5.50	05/01/33	1,616	1,749
FHLMC	AA+	5.50	06/01/37	16,732	18,900
FHLMC	AA+	6.00	07/15/29	2,491	2,738
FHLMC	AA+	6.00	03/15/32	2,936	3,306
FHLMC ARM	AA+	4.68	05/01/37	1,917	2,001
FHLMC ARM	AA+	4.71	04/01/37	1,154	1,216
FHLMC ARM	AA+	4.73	03/01/37	648	678
FHLMC ARM	AA+	4.79	04/01/37	1,135	1,196
FHLMC ARM	AA+	4.89	02/01/36	4,689	4,886
FHLMC Strip	AA+	3.00	01/15/43	45,669	47,828
FNMA	AA+	2.68	12/01/26	75,000	76,829
FNMA	AA+	2.92	07/01/27	72,081	74,734

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

FNMA	AA+	3.00	06/01/33	414,646	427,590
FNMA	AA+	3.00	09/01/33	230,476	237,673
FNMA	AA+	3.00	03/01/36	59,569	61,275
FNMA	AA+	3.00	04/25/42	55,498	56,608
FNMA	AA+	3.00	12/01/42	51,586	52,069
FNMA	AA+	3.00	02/01/43	29,336	30,273
FNMA	AA+	3.00	03/01/43	24,631	25,402
FNMA	AA+	3.00	04/01/43	48,844	49,302
FNMA	AA+	3.00	09/01/43	83,479	85,983
FNMA	AA+	3.00	09/01/46	125,347	128,422
FNMA	AA+	3.50	03/25/28	46,275	48,430
FNMA	AA+	3.50	03/01/32	34,420	35,818
FNMA	AA+	3.50	09/01/32	47,210	49,119
FNMA	AA+	3.50	08/01/38	37,603	39,198
FNMA	AA+	3.50	10/01/41	33,534	35,749
FNMA	AA+	3.50	12/01/41	35,317	36,913
FNMA	AA+	3.50	04/01/42	43,168	45,967
FNMA	AA+	3.50	08/01/42	34,737	36,494
FNMA	AA+	3.50	11/25/42	41,710	42,909
FNMA	AA+	3.50	12/01/42	90,217	94,790
FNMA	AA+	3.50	08/01/43	79,447	82,269
FNMA	AA+	3.50	08/01/43	85,606	89,726
FNMA	AA+	3.50	01/01/44	13,086	13,344
FNMA	AA+	3.50	08/25/44	43,161	43,623
FNMA	AA+	3.50	04/01/45	91,537	95,822
FNMA	AA+	3.50	04/01/45	124,639	131,251
FNMA	AA+	3.50	10/01/45	130,353	137,268
FNMA	AA+	3.50	08/01/48	66,467	68,204
FNMA	AA+	3.50	07/01/49	97,618	100,467
FNMA	AA+	3.50	08/01/49	98,319	101,194
FNMA	AA+	3.53	01/01/26	100,000	107,309
FNMA	AA+	4.00	07/25/26	60,824	64,654
FNMA	AA+	4.00	01/01/31	48,172	51,032
FNMA	AA+	4.00	11/01/40	22,749	24,301
FNMA	AA+	4.00	01/01/41	73,563	78,536
FNMA	AA+	4.00	05/01/41	16,441	17,119
FNMA	AA+	4.00	11/01/45	46,335	48,697
FNMA	AA+	4.00	02/01/47	418,366	439,648
FNMA	AA+	4.00	05/01/48	180,352	188,237
FNMA	AA+	4.00	03/01/49	142,793	148,499
FNMA	AA+	4.00	07/01/56	200,293	212,784
FNMA	AA+	4.50	05/01/30	7,648	8,200
FNMA	AA+	4.50	04/01/31	10,122	10,880
FNMA	AA+	4.50	08/01/33	3,913	4,208
FNMA	AA+	4.50	08/01/33	3,776	4,053
FNMA	AA+	4.50	09/01/33	9,747	10,491
FNMA	AA+	4.50	05/01/34	3,148	3,402
FNMA	AA+	4.50	06/01/34	4,761	5,104
FNMA	AA+	4.50	08/01/35	5,849	6,330
FNMA	AA+	4.50	12/01/35	4,759	5,148
FNMA	AA+	4.50	05/01/39	9,591	10,382
FNMA	AA+	4.50	05/01/39	14,149	15,295
FNMA	AA+	4.50	05/01/40	16,958	18,146
FNMA	AA+	4.50	10/01/40	134,181	145,383
FNMA	AA+	4.50	11/01/47	36,217	38,269
FNMA	AA+	4.50	11/01/47	81,774	87,429
FNMA	AA+	5.00	10/01/20	489	504
FNMA	AA+	5.00	06/01/33	6,949	7,672
FNMA	AA+	5.00	09/01/33	5,695	6,288

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

FNMA	AA+	5.00	10/01/33	7,963	8,792
FNMA	AA+	5.00	11/01/33	10,738	11,858
FNMA	AA+	5.00	03/01/34	1,648	1,819
FNMA	AA+	5.00	04/01/34	1,312	1,449
FNMA	AA+	5.00	04/01/34	2,623	2,883
FNMA	AA+	5.00	04/01/35	4,149	4,579
FNMA	AA+	5.00	06/01/35	2,268	2,502
FNMA	AA+	5.00	09/01/35	3,343	3,688
FNMA	AA+	5.00	11/25/35	10,178	11,362
FNMA	AA+	5.00	10/01/36	3,821	4,221
FNMA	AA+	5.00	05/01/39	11,285	12,423
FNMA	AA+	5.00	06/01/40	8,009	8,848
FNMA	AA+	5.50	08/01/25	2,781	3,038
FNMA	AA+	5.50	01/01/27	1,358	1,468
FNMA	AA+	5.50	09/01/33	3,331	3,715
FNMA	AA+	5.50	10/01/33	9,688	10,808
FNMA	AA+	5.50	03/01/34	705	762
FNMA	AA+	5.50	03/01/34	2,400	2,712
FNMA	AA+	5.50	07/01/34	3,116	3,436
FNMA	AA+	5.50	09/01/34	1,213	1,339
FNMA	AA+	5.50	09/01/34	8,508	9,434
FNMA	AA+	5.50	09/01/34	9,169	10,177
FNMA	AA+	5.50	10/01/34	1,754	1,981
FNMA	AA+	5.50	02/01/35	3,191	3,603
FNMA	AA+	5.50	02/01/35	3,630	4,099
FNMA	AA+	5.50	04/01/35	3,939	4,443
FNMA	AA+	5.50	08/01/35	4,446	4,991
FNMA	AA+	5.50	11/01/35	4,538	5,028
FNMA	AA+	5.50	06/01/37	4,374	4,931
FNMA	AA+	5.50	11/01/38	473	501
FNMA	AA+	5.50	06/01/48	1,450	1,606
FNMA	AA+	6.00	04/01/23	1,590	1,756
FNMA	AA+	6.00	01/01/25	5,747	6,346
FNMA	AA+	6.00	03/01/28	2,912	3,218
FNMA	AA+	6.00	04/01/32	93	103
FNMA	AA+	6.00	05/01/32	628	722
FNMA	AA+	6.00	05/01/33	9,347	10,333
FNMA	AA+	6.00	09/01/34	4,571	5,114
FNMA	AA+	6.00	10/01/34	7,866	8,770
FNMA	AA+	6.00	12/01/36	3,258	3,744
FNMA	AA+	6.00	01/01/37	3,490	4,011
FNMA	AA+	6.00	05/01/37	488	526
FNMA	AA+	6.00	07/01/37	1,818	2,088
FNMA	AA+	6.00	08/01/37	2,161	2,487
FNMA	AA+	6.00	12/01/37	745	858
FNMA	AA+	6.00	10/25/44	10,676	12,289
FNMA	AA+	6.00	02/25/47	9,503	10,979
FNMA	AA+	6.00	12/25/49	5,898	6,769
FNMA	AA+	6.50	05/01/32	284	317
FNMA	AA+	6.50	05/01/32	1,439	1,603
FNMA	AA+	6.50	07/01/32	732	815
FNMA	AA+	6.50	07/01/34	2,918	3,260
FNMA	AA+	6.50	09/01/34	928	1,034
FNMA	AA+	6.50	09/01/36	768	880
FNMA	AA+	6.50	05/01/37	2,452	2,570
FNMA	AA+	6.50	09/01/37	568	633
FNMA	AA+	6.50	05/01/38	612	682
FNMA	AA+	7.00	04/01/32	745	847
FNMA	AA+	7.00	01/25/44	11,363	12,727

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

FNMA	AA+	7.50	06/01/31	207	238
FNMA	AA+	7.50	02/01/32	724	838
FNMA	AA+	7.50	06/01/32	175	210
FNMA	AA+	8.00	04/01/32	98	103
FNMA Strip	AA+	3.00	08/25/42	37,718	38,803
FRESB Multifamily Mortgage	AA+	2.37	10/25/26	73,757	74,643
FRESB Multifamily Mortgage	AA+	3.16	11/25/27	64,856	68,652
FRESB Multifamily Mortgage	AA+	3.30	12/25/27	49,403	52,514
GNMA(2)	AA+	3.00	07/15/46	93,301	96,112
GNMA(2)	AA+	3.50	05/20/31	45,846	48,326
GNMA(2)	AA+	4.00	08/15/41	28,429	30,348
GNMA(2)	AA+	4.00	11/15/41	12,196	13,300
GNMA(2)	AA+	4.00	01/15/42	37,664	40,523
GNMA(2)	AA+	4.50	04/20/31	14,304	15,118
GNMA(2)	AA+	4.50	10/15/40	24,583	27,079
GNMA(2)	AA+	4.50	06/20/41	11,060	11,582
GNMA(2)	AA+	4.50	10/20/43	29,158	31,000
GNMA(2)	AA+	5.00	06/20/39	22,150	24,301
GNMA(2)	AA+	5.00	11/15/39	10,789	12,114
GNMA(2)	AA+	5.00	06/20/40	4,678	4,945
GNMA(2)	AA+	5.50	01/15/36	6,342	6,841
GNMA(2)	AA+	6.50	04/15/31	96	106
GNMA(2)	AA+	6.50	10/15/31	422	488
GNMA(2)	AA+	6.50	12/15/31	101	111
GNMA(2)	AA+	6.50	05/15/32	351	389
GNMA(2)	AA+	7.00	05/15/31	411	475
GNMA(2)	AA+	7.00	05/15/32	44	45
GNMA(2)	AA+	7.00	10/20/38	211	226
Vendee Mortgage Trust(2)	AA+	5.25	01/15/32	11,959	12,364

					6,491,924

CORPORATE DEBT (29.7%)
COMMUNICATION SERVICES (0.8%)
AT&T, Inc.	BBB	3.00	06/30/22	75,000	76,590
Omnicom Group, Inc.	BBB+	3.63	05/01/22	10,000	10,369
Omnicom Group, Inc.	BBB+	4.45	08/15/20	45,000	45,892
Viacom, Inc.	BBB-	3.25	03/15/23	50,000	50,515

					183,366

CONSUMER DISCRETIONARY (5.7%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	80,000	83,464
Amazon.com, Inc.	AA-	5.20	12/03/25	100,000	117,624
AutoZone, Inc.	BBB	4.00	11/15/20	50,000	50,748
Brinker International, Inc.	BB+	3.88	05/15/23	10,000	10,100
Dollar General Corp.	BBB	3.25	04/15/23	85,000	87,817
eBay, Inc.	BBB+	2.88	08/01/21	75,000	75,800
Expedia Group, Inc.	BBB	5.95	08/15/20	65,000	67,044
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	85,000	87,648
Gap, Inc.	BB+	5.95	04/12/21	75,000	77,785
Harman International Industries, Inc.	A	4.15	05/15/25	75,000	79,277
Hyatt Hotels Corp.	BBB	5.38	08/15/21	65,000	67,938
Kohl’s Corp.	BBB	3.25	02/01/23	30,000	30,358
Lowe’s Cos., Inc.	BBB+	3.12	04/15/22	75,000	76,704
Newell Brands, Inc.	BBB-	4.70	08/15/20	75,000	76,197
NVR, Inc.	BBB+	3.95	09/15/22	85,000	88,649
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	75,000	77,829
Tupperware Brands Corp.	BB+	4.75	06/01/21	100,000	102,237
Wyndham Destinations, Inc.	BB-	3.90	03/01/23	85,000	86,275

					1,343,494

CONSUMER STAPLES (1.8%)
Church & Dwight Co., Inc.	BBB+	2.88	10/01/22	50,000	50,735

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Edgewell Personal Care Co.	B+	4.70	05/19/21	75,000	76,688
Ingredion, Inc.	BBB	4.63	11/01/20	65,000	66,520
Kroger Co.	BBB	2.95	11/01/21	30,000	30,468
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	95,000	97,821
Sysco Corp.	BBB+	2.60	06/12/22	55,000	55,677
Sysco Corp.	BBB+	3.75	10/01/25	50,000	53,681

					431,590

ENERGY (1.6%)
Cameron International Corp.	A+	4.50	06/01/21	75,000	76,600
Energen Corp.	BB+	4.63	09/01/21	85,000	87,444
EQT Corp.	BBB-	4.88	11/15/21	85,000	87,194
Marathon Petroleum Corp.	BBB	5.13	03/01/21	65,000	67,564
Rowan Cos., Inc.	B-	4.88	06/01/22	85,000	63,750

					382,552

FINANCIALS (5.8%)
Aflac, Inc.	A-	4.00	02/15/22	80,000	83,716
Alleghany Corp.	BBB+	5.63	09/15/20	75,000	77,390
Bank of America Corp.	BBB+	3.95	04/21/25	75,000	79,577
Block Financial LLC	BBB	5.25	10/01/25	50,000	54,211
Block Financial LLC	BBB	5.50	11/01/22	30,000	32,054
Capital One Financial Corp.	BBB	4.75	07/15/21	85,000	88,781
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	50,000	53,444
First Tennessee Bank	BBB	2.95	12/01/19	75,000	75,024
Genworth Hldgs., Inc.	B	7.20	02/15/21	50,000	51,186
Goldman Sachs Group, Inc.	BBB+	3.63	01/22/23	25,000	26,010
Hartford Financial Svcs. Group, Inc.	BBB+	5.50	03/30/20	20,000	20,325
Lincoln National Corp.	A-	4.85	06/24/21	20,000	20,861
Markel Corp.	BBB	5.35	06/01/21	40,000	42,051
Marsh & McLennan Cos., Inc.	A-	4.80	07/15/21	75,000	77,892
Moody’s Corp.	BBB+	4.50	09/01/22	50,000	53,095
Moody’s Corp.	BBB+	5.50	09/01/20	20,000	20,585
Pacific LifeCorp.†	A-	6.00	02/10/20	15,000	15,173
Protective Life Corp.	A-	7.38	10/15/19	65,000	65,118
Prudential Financial, Inc.	A	4.50	11/16/21	20,000	20,978
Reinsurance Group of America, Inc.	A	5.00	06/01/21	75,000	78,375
Signet UK Finance PLC	BB-	4.70	06/15/24	50,000	47,000
Stifel Financial Corp.	BBB-	4.25	07/18/24	50,000	52,650
Synchrony Financial	BBB-	3.70	08/04/26	50,000	51,041
Travelers Cos., Inc.	A	3.90	11/01/20	20,000	20,396
Unum Group	BBB	4.00	03/15/24	75,000	79,243
Voya Financial, Inc.	BBB+	3.65	06/15/26	75,000	78,966

					1,365,142

HEALTH CARE (2.9%)
Anthem, Inc.	A	4.35	08/15/20	50,000	50,978
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	85,000	87,010
Laboratory Corp. of America Hldgs.	BBB	3.75	08/23/22	85,000	87,969
Medco Health Solutions, Inc.	A-	4.13	09/15/20	80,000	81,460
Owens & Minor, Inc.	B	3.88	09/15/21	85,000	82,450
PerkinElmer, Inc.	BBB	5.00	11/15/21	85,000	89,266
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	85,000	85,643
Thermo Fisher Scientific, Inc.	BBB+	4.50	03/01/21	85,000	88,032
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	25,000	25,484

					678,292

INDUSTRIALS (1.0%)
Flowserve Corp.	BBB-	3.50	09/15/22	65,000	66,113
JB Hunt Transport Svcs., Inc.	BBB+	3.30	08/15/22	75,000	76,709
Southwest Airlines Co.	BBB+	2.75	11/06/19	85,000	85,017

					227,839

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

INFORMATION TECHNOLOGY (3.1%)
Adobe, Inc.	A	4.75	02/01/20	85,000	85,739
Applied Materials, Inc.	A-	3.90	10/01/25	100,000	108,918
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	85,000	89,429
Avnet, Inc.	BBB-	5.88	06/15/20	80,000	81,935
Fiserv, Inc.	BBB	4.75	06/15/21	85,000	88,503
Ingram Micro, Inc.	NR	5.00	08/10/22	25,000	25,768
Lam Research Corp.	BBB+	2.75	03/15/20	75,000	75,116
Symantec Corp.	BB+	4.20	09/15/20	85,000	86,064
Total System Svcs., Inc.	BBB-	3.75	06/01/23	85,000	88,468

					729,940

MATERIALS (3.6%)
Albemarle Corp.	BBB	4.50	12/15/20	85,000	87,001
Carpenter Technology Corp.	BBB-	4.45	03/01/23	85,000	87,577
Domtar Corp.	BBB-	4.40	04/01/22	85,000	88,251
Eastman Chemical Co.	BBB	4.50	01/15/21	50,000	51,028
Freeport-McMoRan, Inc.	BB	3.55	03/01/22	85,000	85,212
Kinross Gold Corp.	BBB-	5.13	09/01/21	20,000	20,750
Methanex Corp.	BB+	3.25	12/15/19	85,000	85,167
Newmont Goldcorp Corp.	BBB	3.50	03/15/22	85,000	87,213
Packaging Corp. of America	BBB	3.90	06/15/22	50,000	51,663
Packaging Corp. of America	BBB	4.50	11/01/23	30,000	32,201
Southern Copper Corp.	BBB+	3.50	11/08/22	85,000	86,731
Teck Resources Ltd.	BBB-	4.75	01/15/22	75,000	77,615

					840,409

REAL ESTATE (1.8%)
Boston Properties LP	A-	3.85	02/01/23	65,000	68,185
Healthcare Realty Trust, Inc.	BBB	3.75	04/15/23	85,000	87,783
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	85,000	88,454
National Retail Properties, Inc.	BBB+	3.30	04/15/23	30,000	30,828
National Retail Properties, Inc.	BBB+	3.80	10/15/22	50,000	51,913
Service Properties Trust	BBB-	5.00	08/15/22	85,000	88,871
Welltower, Inc.	BBB+	3.75	03/15/23	10,000	10,470

					426,504

UTILITIES (1.6%)
Entergy Corp.	BBB	5.13	09/15/20	85,000	86,722
Exelon Corp.	BBB	5.15	12/01/20	50,000	51,338
Exelon Generation Co. LLC	BBB+	4.25	06/15/22	30,000	31,414
National Fuel Gas Co.	BBB	4.90	12/01/21	75,000	77,709
SCANA Corp.	BBB	4.13	02/01/22	85,000	87,737
Southern Co.	BBB+	3.25	07/01/26	50,000	51,658

					386,578

TOTAL CORPORATE DEBT					6,995,706

TOTAL LONG-TERM DEBT SECURITIES (Cost: $22,295,204) 98.6%					23,253,602

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.3%)
Citibank, New York Time Deposit		1.15	10/01/19	298,036	298,036

TOTAL TEMPORARY CASH INVESTMENT (Cost: $298,036) 1.3%					298,036

TOTAL INVESTMENTS (Cost: $22,593,240) 99.9%					23,551,638

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

OTHER NET ASSETS 0.1%	33,310

NET ASSETS 100.0%	$23,584,948

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2019 (Unaudited)

Abbreviations:	ARM = Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FRESB = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets

Bond Fund	$68,617	0.3%

†† Level 3 Security.

(1)

This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of September 30, 2019, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)(a)	Face Value of Futures as a % of Total Investments

ALL AMERICA FUND	1	E-mini S&P 500 Stock Index	P	December 2019	$148,925	$(1,518)	2.2%
EQUITY INDEX FUND	10	E-mini S&P 500 Stock Index	P	December 2019	$1,489,250	$(13,915)	2.9%
MID-CAP EQUITY INDEX FUND	3	E-mini S&P MidCap 400 Stock Index	P	December 2019	$581,400	$(8,700)	2.3%
(a)	Includes the cumulative appreciation (depreciation) of futures contracts.

(2)	U.S. Government guaranteed security.

(3)	Percentage is less than 0.05%.

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities.
•	Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of September 30, 2019 management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of two securities in the All America and Small Cap Value (see Note b below) which were considered Level 3. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Furthermore, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such 144A securities as of September 30, 1019. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of September 30, 2019:

Fund	Level 1 Quoted Prices	Level 2 Significiant Observable Inputs	Level 3 Significiant Observable Inputs			Total
Investments at Fair Value:
(See Portfolios of Investments for More Details)
All America Fund
Common Stock - Indexed	$3,490,390	-	-			$3,490,390
Common Stock - Active	$3,037,292	-	$8,550	(b	)	$3,045,842
Short-Term Debt Securities - Indexed	-	$19,983	-			$19,983
Temporary Cash Investment	-	$304,033	-			$304,033
	$6,527,682	$324,016	$8,550			$6,860,248

Equity Index Fund
Common Stock - Indexed	$49,499,988	-	-			$49,499,988
Short-Term Debt Securities	-	$1,399,819	-			$1,399,819
Temporary Cash Investment	-	$43,281	-			$43,281
	$49,499,988	$1,443,100	-			$50,943,088

Mid-Cap Equity Index Fund
Common Stock - Indexed	$24,637,367	-	-			$24,637,367
Short-Term Debt Securities	-	$199,819	-			$199,819
Temporary Cash Investment	-	$370,136	-			$370,136
	$24,637,367	$569,955	-			$25,207,322

Small Cap Value Fund
Common Stock	$10,514,617	-	$76,700	(b	)	10,591,317
Short-Term Debt Securities	-	$400,000	-			$400,000
Temporary Cash Investment	-	$154,515	-			$154,515
	$10,514,617	$554,515	$76,700			$11,145,832

Small Cap Growth Fund
Common Stock	$8,512,202	-	-	(b	)	$8,512,202
Temporary Cash Investment	-	$291,724	-			$291,724
	$8,512,202	$291,724	-			8,803,926

International Fund
Common Stock	$1,731,572	-	-			$1,731,572
Temporary Cash Investment	-	$33,055	-			$33,055
	$1,731,572	33,055	–			$1,764,627

Bond Fund
U.S. Government Debt	-	$9,765,972	-			$9,765,972
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$6,491,924	-			$6,491,924
Long-Term Corporate Debt	-	$6,995,706	-			$6,995,706
Temporary Cash Investment	-	$298,036	-			$298,036
	-	$23,551,638	-			$23,551,638
Other Financial Instruments:*
All America Fund	$(1,518)	-	-			$(1,518)
Equity Index Fund	$(13,915)	-	-			$(13,915)
Mid-Cap Equity Index Fund	$(8,700)	-	-			$(8,700)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Nine Months Ended September 30, 2019
	Balance December 31, 2018 (c)		Change in Unrealized Gains (Losses)	Transfers Into Level 3	Transfers Out of Level 3	Sales 2019	Balance September 30, 2019 (c)		Net Change in Unrealized Gains/(Losses) of Level 3 Assets Held as of September 30, 2019
All America Fund - Active Common Stock	$8,550		-	-	-	-	$8,550		$948
Small Cap Value Fund - Common Stock	$76,700		-	-	-	-	$76,700		$8,172
Small Cap Growth Fund - Common Stock	-	(d)	-	-	-	-	-	(d)	-	(d)

(c)	Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

(d)	Level 3 security, Ferroglobe Representation & Warranty Insurance Trust with $0 fair value and unrealized gain (loss).

Security Valuation — Investment securities are carried at fair value as follows:

The Funds’ investments are fair valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day the Exchange is open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier.

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used to calculate fair value.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of equity securities is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts—The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed assets portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. These purchases of futures contracts allow the funds to invest available cash to attempt to efficiently and cost effectively keep the funds fully invested on a daily basis in an attempt to minimize deviation from the performance of the indices. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The following table presents the financial statement impacts resulting from the funds’ use of futures contracts at their fair values as of September 30, 2019 and for the nine months ended September 30, 2019:

Derivatives not accounted for as hedging instruments	Risk Type	Locations on Statements of Assets and Liabilities	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund
Futures Contracts	Equity	Net unrealized appreciation (depreciation) of investments and futures contracts	$(1,518)	$(13,915)	$(8,700)

Derivatives not accounted for as hedging instruments	Risk Type	Locations on Statements of Operations	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund
		Net realized gain (loss) on:
Futures Contracts	Equity	Futures contracts	$20,374	$191,521	$196,163
		Change in net unrealized appreciation (depreciation) of:
Futures Contracts	Equity	Futures contracts	$5,672	$122,695	$90,600

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock. The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

Tax Information—The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2019 for each of the Funds were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Unrealized Appreciation	$827,109	$16,259,580	$5,891,486	$1,528,536
Unrealized Depreciation	(338,098)	(2,247,233)	(1,959,074)	(673,663)

Net	$489,011	$14,012,347	$3,932,412	$854,873

Tax Cost of Investments	$6,371,237	$36,930,741	$21,274,910	$10,290,959

	Small Cap Growth Fund	International Fund	Bond Fund
Unrealized Appreciation	$1,381,830	$1,624	$993,465
Unrealized Depreciation	(563,176)	(24,277)	(32,776)

Net	$818,654	$(22,653)	$960,689

Tax Cost of Investments	$7,985,272	$1,787,280	$22,590,949

Differences in basis between amounts reflected in the Portfolio of Investments in Securities and those computed for Federal income tax purposes arise from the Federal income tax treatment of wash sales, futures contracts, and other tax-related adjustments.